PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Communication Services : 2.8%
11,864
(1)(2)
Advantage Solutions,
Inc.
$ 18,152
0.0
30,943
(2)
Altice USA, Inc. - Class
A
74,573
0.0
50,039
(1)(2)
AMC Entertainment
Holdings, Inc. - Class A
145,113
0.1
3,906
(1)(2)
AMC Networks, Inc.
- Class A
32,185
0.0
4,694
(2)
Angi, Inc.
76,324
0.0
1,533
(2)
Anterix, Inc.
32,914
0.0
5,965
(2)
Atlanta Braves
Holdings, Inc. - Class
C
248,084
0.1
1,313
ATN International, Inc.
19,656
0.0
3,136
(2)
Bandwidth, Inc. - Class
A
52,277
0.0
3,074
(2)
Boston Omaha Corp.
- Class A
40,208
0.0
8,754
(2)
Bumble, Inc. - Class A
53,312
0.0
594
Cable One, Inc.
105,168
0.1
9,209
(2)
CarGurus, Inc.
342,851
0.1
6,797
(2)
Cars.com, Inc.
83,059
0.0
11,805  Cinemark Holdings,
Inc.
330,776
0.1
5,052  Cogent
Communications
Holdings, Inc.
193,744
0.1
4,167
CuriosityStream, Inc.
22,085
0.0
15,235
(2)
EchoStar Corp. - Class
A
1,163,345
0.4
8,655  Entravision
Communications Corp.
- Class A
20,166
0.0
9,294
(2)
Eventbrite, Inc. - Class
A
23,421
0.0
3,190
(2)
EverQuote, Inc. - Class
A
72,955
0.0
7,896
(2)
EW Scripps Co.
- Class A
19,424
0.0
38,167
(1)(2)
fuboTV, Inc.
158,393
0.1
16,942
(2)
Gannett Co., Inc.
69,970
0.0
12,924
(1)(2)
Getty Images
Holdings, Inc.
25,590
0.0
5,656
(1)(2)
Globalstar, Inc.
205,822
0.1
7,915
(2)
Gogo, Inc.
67,990
0.0
10,129
Gray Television, Inc.
58,546
0.0
3,889
(2)
Grindr, Inc.
58,413
0.0
1,518
(1)(2)
Ibotta, Inc. - Class A
42,276
0.0
1,921
IDT Corp. - Class B
100,488
0.0
13,961
(2)
iHeartMedia, Inc.
- Class A
40,068
0.0
4,953
(1)(2)
IMAX Corp.
162,211
0.1
8,907
(2)
Integral Ad Science
Holding Corp.
90,584
0.0
4,705  John Wiley & Sons,
Inc. - Class A
190,411
0.1
17,753
(2)
Liberty Latin America
Ltd. - Class C
149,835
0.1
22,201
(2)
Lionsgate Studios
Corp.
153,187
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
107,246
(2)
Lumen Technologies,
Inc.
$ 656,346
0.2
4,472
(2)
Madison Square
Garden Entertainment
Corp.
202,313
0.1
15,865
(1)(2)
Magnite, Inc.
345,540
0.1
2,878
Marcus Corp.
44,638
0.0
3,919
(2)
MediaAlpha, Inc.
- Class A
44,598
0.0
8,544  National CineMedia,
Inc.
38,533
0.0
1,248
(1)(2)
Newsmax, Inc.
15,475
0.0
25,824
(2)
Nextdoor Holdings,
Inc.
53,972
0.0
4,366
(2)
Nexxen International
Ltd.
40,386
0.0
10,960
(2)
Playstudios, Inc.
10,550
0.0
6,065
Playtika Holding Corp.
23,593
0.0
5,033
(2)
PubMatic, Inc. - Class
A
41,673
0.0
6,422
(2)
QuinStreet, Inc.
99,348
0.0
10,675
(1)(2)
Rumble, Inc.
77,287
0.0
2,392
Scholastic Corp.
65,493
0.0
6,255  Shenandoah
Telecommunications
Co.
83,942
0.0
2,874
Shutterstock, Inc.
59,923
0.0
4,409
Sinclair, Inc.
66,576
0.0
3,166
(1)(2)
Sphere Entertainment
Co.
196,672
0.1
2,442
Spok Holdings, Inc.
42,125
0.0
13,502
(2)
Stagwell, Inc.
76,016
0.0
1,684
(2)
Starz Entertainment
Corp.
24,805
0.0
3,302
(1)(2)
TechTarget, Inc.
19,185
0.0
18,001
TEGNA, Inc.
365,960
0.1
11,066  Telephone and Data
Systems, Inc.
434,230
0.2
4,201
(1)(2)
Thryv Holdings, Inc.
50,664
0.0
13,057
(1)(2)
TripAdvisor, Inc.
212,307
0.1
9,494
(2)
TrueCar, Inc.
17,469
0.0
16,210
(2)
Uniti Group, Inc.
99,205
0.0
17,109
(2)
Vimeo, Inc.
132,595
0.1
1,592
(2)
Webtoon
Entertainment, Inc.
30,901
0.0
5,463
(2)
WideOpenWest, Inc.
28,189
0.0
6,824
(2)
Yelp, Inc.
212,909
0.1
4,760
(2)
Ziff Davis, Inc.
181,356
0.1
8,114
(2)
ZipRecruiter, Inc.
- Class A
34,241
0.0
8,872,591
2.8
Consumer Discretionary : 9.7%
5,308
(2)
Abercrombie & Fitch
Co. - Class A
454,099
0.2
7,419
(1)
Academy Sports &
Outdoors, Inc.
371,098
0.1
6,510
(2)
Accel Entertainment,
Inc.
72,066
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,165
(1)
Acushnet Holdings
Corp.
$ 248,421
0.1
9,551
(2)
Adient PLC
229,988
0.1
4,051
(2)
Adtalem Global
Education, Inc.
625,677
0.2
6,772
(1)
Advance Auto Parts,
Inc.
415,801
0.1
2,240  A-Mark Precious
Metals, Inc.
57,949
0.0
12,853
(1)(2)
American Axle
& Manufacturing
Holdings, Inc.
77,247
0.0
18,254
(1)
American Eagle
Outfitters, Inc.
312,326
0.1
2,055
(2)
American Public
Education, Inc.
81,111
0.0
853
(2)
America's Car-Mart,
Inc.
24,916
0.0
6,102
(2)
Arhaus, Inc.
64,864
0.0
9,339
Arko Corp.
42,679
0.0
2,209
(2)
Asbury Automotive
Group, Inc.
539,990
0.2
1,538
(2)
Barnes & Noble
Education, Inc.
15,303
0.0
3,409
(2)
Beazer Homes USA,
Inc.
83,691
0.0
2,340
(1)(2)
BJ's Restaurants, Inc.
71,440
0.0
9,682
Bloomin' Brands, Inc.
69,420
0.0
3,466
(1)(2)
Boot Barn Holdings,
Inc.
574,386
0.2
4,971
(1)(2)
Brinker International,
Inc.
629,726
0.2
3,634
Buckle, Inc.
213,170
0.1
1,474
(1)
Build-A-Bear
Workshop, Inc.
96,120
0.0
3,856
Caleres, Inc.
50,282
0.0
6,733  Camping World
Holdings, Inc. - Class A
106,314
0.0
13,090
(2)
Capri Holdings Ltd.
260,753
0.1
1,740
Carriage Services, Inc.
77,500
0.0
4,004
Carter's, Inc.
112,993
0.0
858
(2)
Cavco Industries, Inc.
498,266
0.2
3,017  Century Communities,
Inc.
191,187
0.1
5,197
(1)
Cheesecake Factory,
Inc.
283,964
0.1
559
(2)
Citi Trends, Inc.
17,346
0.0
2,031
(2)
Cooper-Standard
Holdings, Inc.
75,005
0.0
15,627
(2)
Coursera, Inc.
182,992
0.1
2,527
(1)
Cracker Barrel Old
Country Store, Inc.
111,340
0.0
5,555
(1)
Cricut, Inc. - Class A
34,941
0.0
14,942
Dana, Inc.
299,438
0.1
3,142
(1)(2)
Dave & Buster's
Entertainment, Inc.
57,059
0.0
5,867
(1)(2)
Denny's Corp.
30,684
0.0
1,627  Dine Brands Global,
Inc.
40,219
0.0
3,121
(2)
Dorman Products, Inc.
486,502
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,583
(1)(2)
Dream Finders Homes,
Inc. - Class A
$ 92,871
0.0
2,986
(2)
El Pollo Loco Holdings,
Inc.
28,964
0.0
7,378  Ermenegildo Zegna
NV
69,722
0.0
1,524
Escalade, Inc.
19,157
0.0
2,660  Ethan Allen Interiors,
Inc.
78,364
0.0
3,195
(2)
European Wax Center,
Inc. - Class A
12,748
0.0
15,085
(1)(2)
EVgo, Inc.
71,352
0.0
9,622
(1)(2)
Faraday Future
Intelligent Electric, Inc.
12,509
0.0
10,070
(2)
Figs, Inc. - Class A
67,368
0.0
4,736
(2)
First Watch Restaurant
Group, Inc.
74,071
0.0
529  Flexsteel Industries,
Inc.
24,519
0.0
4,810
(2)
Fox Factory Holding
Corp.
116,835
0.0
8,393
(2)
Frontdoor, Inc.
564,765
0.2
4,442
(2)
Funko, Inc. - Class A
15,281
0.0
14,450
Garrett Motion, Inc.
196,809
0.1
1,200
(2)
Genesco, Inc.
34,788
0.0
24,685
(2)
Genius Sports Ltd.
305,600
0.1
3,617
(2)
Gentherm, Inc.
123,195
0.1
2,890
(1)(2)
GigaCloud Technology,
Inc. - Class A
82,076
0.0
4,421
(2)
G-III Apparel Group
Ltd.
117,643
0.0
10,505
(1)(2)
Global Business Travel
Group I
84,880
0.0
2,279  Golden Entertainment,
Inc.
53,739
0.0
29,278
(2)
Goodyear Tire &
Rubber Co.
218,999
0.1
357  Graham Holdings Co.
- Class B
420,300
0.1
3,606
(2)
Green Brick Partners,
Inc.
266,339
0.1
1,417  Group 1 Automotive,
Inc.
619,952
0.2
2,907
(1)(2)
Groupon, Inc.
67,878
0.0
841  Hamilton Beach
Brands Holding Co.
- Class A
12,085
0.0
39,221
(2)
Hanesbrands, Inc.
258,466
0.1
1,828  Haverty Furniture Cos.,
Inc.
40,088
0.0
2,669
(2)
Helen of Troy Ltd.
67,259
0.0
6,477
(2)
Hilton Grand
Vacations, Inc.
270,803
0.1
4,723
(2)
Holley, Inc.
14,830
0.0
562
(2)
Hovnanian Enterprises,
Inc. - Class A
72,211
0.0
2,989
(2)
Inspired Entertainment,
Inc.
28,037
0.0
2,631
(1)
Installed Building
Products, Inc.
648,963
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
12,325
(1)
International Game
Technology PLC
$ 212,606
0.1
2,138
Jack in the Box, Inc.
42,268
0.0
789
JAKKS Pacific, Inc.
14,778
0.0
7,431
KB Home
472,909
0.2
3,447
(2)
KinderCare Learning
Cos., Inc.
22,888
0.0
12,291
Kohl's Corp.
188,913
0.1
6,178
Kontoor Brands, Inc.
492,819
0.2
8,742
Krispy Kreme, Inc.
33,832
0.0
711
(1)(2)
Kura Sushi USA, Inc.
- Class A
42,241
0.0
1,497
(2)
Lands' End, Inc.
21,108
0.0
5,359
(2)
Latham Group, Inc.
40,782
0.0
14,520
(2)
Laureate Education,
Inc.
457,961
0.2
4,718
La-Z-Boy, Inc.
161,922
0.1
2,763
LCI Industries
257,373
0.1
1,214
(2)
Legacy Housing Corp.
33,397
0.0
15,034
Leggett & Platt, Inc.
133,502
0.1
2,437
(2)
LGI Homes, Inc.
126,017
0.1
15,299
(2)
Life Time Group
Holdings, Inc.
422,252
0.1
3,513
(2)
Lincoln Educational
Services Corp.
82,556
0.0
4,433
(2)
Lindblad Expeditions
Holdings, Inc.
56,742
0.0
4,661
(1)(2)
Livewire Group, Inc.
22,140
0.0
1,567
(2)
Lovesac Co.
26,529
0.0
5,309
(1)(2)
Luminar Technologies,
Inc.
10,140
0.0
2,950
(2)
M/I Homes, Inc.
426,098
0.1
2,320
(2)
Malibu Boats, Inc.
- Class A
75,284
0.0
2,201
(2)
MarineMax, Inc.
55,751
0.0
3,095
(1)
Marriott Vacations
Worldwide Corp.
206,003
0.1
2,227
(1)(2)
MasterCraft Boat
Holdings, Inc.
47,791
0.0
1,599
(2)
McGraw Hill, Inc.
20,067
0.0
7,960
Meritage Homes Corp.
576,543
0.2
11,199
(2)
Mister Car Wash, Inc.
59,691
0.0
5,880
(2)
Modine Manufacturing
Co.
835,901
0.3
1,464  Monarch Casino &
Resort, Inc.
154,950
0.1
3,588
Monro, Inc.
64,476
0.0
1,714
(2)
Motorcar Parts of
America, Inc.
28,350
0.0
1,812
Movado Group, Inc.
34,374
0.0
310
Nathan's Famous, Inc.
34,329
0.0
8,817
(2)
National Vision
Holdings, Inc.
257,368
0.1
3,257
(2)
ODP Corp.
90,707
0.0
10,544  OneSpaWorld
Holdings Ltd.
222,900
0.1
1,331
(1)(2)
OneWater Marine, Inc.
- Class A
21,083
0.0
6,444
(1)(2)
Overstock.com, Inc.
63,087
0.0
1,616
(1)
Oxford Industries, Inc.
65,513
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,649
(1)
Papa John's
International, Inc.
$ 175,699
0.1
3,647
Patrick Industries, Inc.
377,209
0.1
41,764
(2)
Peloton Interactive,
Inc. - Class A
375,876
0.1
6,873  Perdoceo Education
Corp.
258,837
0.1
9,289
(2)
Petco Health &
Wellness Co., Inc.
35,948
0.0
4,341
Phinia, Inc.
249,521
0.1
6,022
(1)
Polaris, Inc.
350,059
0.1
6,384
(1)(2)
Portillo's, Inc. - Class A
41,177
0.0
3,038
(2)
Potbelly Corp.
51,768
0.0
988
(1)
RCI Hospitality
Holdings, Inc.
30,144
0.0
10,990
(1)(2)
RealReal, Inc.
116,824
0.0
5,421  Red Rock Resorts, Inc.
- Class A
331,006
0.1
5,969
Rent-A-Center, Inc.
141,048
0.1
4,683
(2)
Revolve Group, Inc.
99,748
0.0
886
Rocky Brands, Inc.
26,394
0.0
9,939
(1)(2)
Rush Street
Interactive, Inc.
203,551
0.1
41,469
(2)
Sabre Corp.
75,888
0.0
11,608
(2)
Sally Beauty Holdings,
Inc.
188,978
0.1
3,505
(2)
Savers Value Village,
Inc.
46,441
0.0
2,990
(1)(2)
SeaWorld
Entertainment, Inc.
154,583
0.1
5,399
(1)(2)
Serve Robotics, Inc.
62,790
0.0
4,332
(2)
Shake Shack, Inc.
- Class A
405,519
0.1
2,126
Shoe Carnival, Inc.
44,200
0.0
4,510
(1)
Signet Jewelers Ltd.
432,599
0.1
10,720
(1)(2)
Six Flags
Entertainment Corp.
243,558
0.1
6,102
(2)
Skyline Champion
Corp.
466,010
0.2
2,349
(1)(2)
Sleep Number Corp.
16,490
0.0
5,239  Smith & Wesson
Brands, Inc.
51,499
0.0
17,146
(1)(2)
Solid Power, Inc.
59,497
0.0
1,709  Sonic Automotive, Inc.
- Class A
130,038
0.1
13,246
(2)
Sonos, Inc.
209,287
0.1
2,550  Standard Motor
Products, Inc.
104,091
0.0
7,815
(1)
Steven Madden Ltd.
261,646
0.1
12,455
(2)
Stitch Fix, Inc. - Class
A
54,179
0.0
2,699  Strategic Education,
Inc.
232,141
0.1
466
(2)
Strattec Security Corp.
31,716
0.0
4,832
(2)
Stride, Inc.
719,678
0.2
1,917  Sturm Ruger & Co.,
Inc.
83,332
0.0
17,947
(1)
Super Group SGHC
Ltd.
236,900
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
1,745  Superior Group of
Cos., Inc.
$ 18,706
0.0
11,782
(1)(2)
Sweetgreen, Inc.
- Class A
94,020
0.0
3,901
(2)
Target Hospitality
Corp.
33,081
0.0
10,868
(2)
Taylor Morrison Home
Corp.
717,397
0.2
10,489
(2)
ThredUp, Inc. - Class A
99,121
0.0
15,232
(1)(2)
Topgolf Callaway
Brands Corp.
144,704
0.1
9,731
(2)
Tri Pointe Homes, Inc.
330,562
0.1
10,996
(2)
Udemy, Inc.
77,082
0.0
5,191
(2)
Universal Technical
Institute, Inc.
168,967
0.1
6,914
(2)
Urban Outfitters, Inc.
493,867
0.2
2,521
(2)
Viad Corp.
91,210
0.0
7,735
(1)(2)
Victoria's Secret & Co.
209,928
0.1
3,077
Visteon Corp.
368,809
0.1
11,077
(2)
Warby Parker, Inc.
- Class A
305,504
0.1
334
Winmark Corp.
166,255
0.1
3,148
(1)
Winnebago Industries,
Inc.
105,269
0.0
9,092
(1)
Wolverine World Wide,
Inc.
249,485
0.1
2,869
(1)(2)
XPEL, Inc.
94,878
0.0
3,125
(2)
Xponential Fitness,
Inc. - Class A
24,344
0.0
1,771
(2)
Zumiez, Inc.
34,729
0.0
31,261,467
9.7
Consumer Staples : 2.0%
3,669
Andersons, Inc.
146,063
0.1
9,087
(1)
B&G Foods, Inc.
40,255
0.0
12,705
(2)
Beauty Health Co.
25,283
0.0
9,283
(1)(2)
Beyond Meat, Inc.
17,545
0.0
9,418
(1)(2)
BRC, Inc. - Class A
14,692
0.0
1,964
Calavo Growers, Inc.
50,553
0.0
5,170
Cal-Maine Foods, Inc.
486,497
0.2
6,882
(2)
Central Garden & Pet
Co. - Class A
203,225
0.1
4,072
(2)
Chefs' Warehouse, Inc.
237,520
0.1
7,180
Dole PLC
96,499
0.0
4,944  Edgewell Personal
Care Co.
100,660
0.0
7,417
(1)
Energizer Holdings,
Inc.
184,609
0.1
3,965  Fresh Del Monte
Produce, Inc.
137,665
0.0
10,722
(2)
Grocery Outlet Holding
Corp.
172,088
0.1
1,621
(2)
Guardian Pharmacy
Services, Inc. - Class A
42,519
0.0
12,417
(2)
Hain Celestial Group,
Inc.
19,619
0.0
11,628
(2)
Herbalife Ltd.
98,140
0.0
5,269
(2)
HF Foods Group, Inc.
14,542
0.0
10,159
(2)
Honest Co., Inc.
37,385
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
1,758  Ingles Markets, Inc.
- Class A
$ 122,287
0.0
2,007
Inter Parfums, Inc.
197,449
0.1
1,818
(1)
J & J Snack Foods
Corp.
174,692
0.1
986  John B Sanfilippo &
Son, Inc.
63,380
0.0
2,251  Lancaster Colony
Corp.
388,950
0.1
1,162
Lifevantage Corp.
11,306
0.0
2,177
Limoneira Co.
32,328
0.0
4,142
(1)(2)
Mama's Creations, Inc.
43,532
0.0
911
(2)
Medifast, Inc.
12,453
0.0
1,587
MGP Ingredients, Inc.
38,390
0.0
5,357
(2)
Mission Produce, Inc.
64,391
0.0
2,846
(2)
National Beverage
Corp.
105,074
0.0
1,514  Natural Grocers by
Vitamin Cottage, Inc.
60,560
0.0
1,744
(2)
Nature's Sunshine
Products, Inc.
27,067
0.0
5,759  Nu Skin Enterprises,
Inc. - Class A
70,202
0.0
1,242  Oil-Dri Corp. of
America
75,812
0.0
15,750
(2)
Olaplex Holdings, Inc.
20,633
0.0
2,856
PriceSmart, Inc.
346,119
0.1
559
(2)
Seneca Foods Corp.
- Class A
60,338
0.0
10,393
(2)
Simply Good Foods
Co.
257,954
0.1
2,784  Spectrum Brands
Holdings, Inc.
146,244
0.1
11,229
(2)
SunOpta, Inc.
65,802
0.0
2,198
(1)
Tootsie Roll Industries,
Inc.
92,140
0.0
5,904
(2)
TreeHouse Foods, Inc.
119,320
0.0
1,941  Turning Point Brands,
Inc.
191,887
0.1
6,782
(2)
United Natural Foods,
Inc.
255,139
0.1
2,819
Universal Corp.
157,498
0.1
1,214
(2)
USANA Health
Sciences, Inc.
33,446
0.0
8,626
Utz Brands, Inc.
104,806
0.0
1,228  Village Super Market,
Inc. - Class A
45,878
0.0
4,512
(2)
Vita Coco Co., Inc.
191,625
0.1
3,897
(1)(2)
Vital Farms, Inc.
160,362
0.1
6,004
(1)(2)
Waldencast PLC
- Class A
11,888
0.0
1,514
WD-40 Co.
299,166
0.1
1,958
Weis Markets, Inc.
140,721
0.1
4,208
(1)(2)
Westrock Coffee Co.
20,451
0.0
4,107
(2)
Zevia PBC - Class A
11,171
0.0
6,345,820
2.0
Energy : 4.8%
18,578
Archrock, Inc.
488,787
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
4,240  Ardmore Shipping
Corp.
$ 50,329
0.0
3,594  Aris Water Solutions,
Inc. - Class A
88,628
0.0
8,896
(1)
Atlas Energy Solutions,
Inc.
101,147
0.0
9,870
Berry Corp.
37,309
0.0
1,935
(2)
BKV Corp.
44,757
0.0
25,942
(1)
Borr Drilling Ltd.
69,784
0.0
3,409
(2)
Bristow Group, Inc.
122,997
0.0
7,671
Cactus, Inc. - Class A
302,774
0.1
7,361  California Resources
Corp.
391,458
0.1
7,847
(1)(2)
Calumet, Inc.
143,208
0.1
1,750
(1)(2)
Centrus Energy Corp.
- Class A
542,622
0.2
20,854
(2)
Clean Energy Fuels
Corp.
53,803
0.0
15,440
(2)
CNX Resources Corp.
495,933
0.2
8,313
(1)(2)
Comstock Resources,
Inc.
164,847
0.1
5,916
(1)
Core Laboratories, Inc.
73,122
0.0
5,894  Core Natural
Resources, Inc.
492,031
0.2
20,370
(1)
Crescent Energy Co.
- Class A
181,700
0.1
3,479
CVR Energy, Inc.
126,914
0.0
6,881  Delek US Holdings,
Inc.
222,050
0.1
14,433
DHT Holdings, Inc.
172,474
0.1
6,575  Diversified Energy Co.
PLC
92,116
0.0
2,424
(2)
DMC Global, Inc.
20,483
0.0
4,354
Dorian LPG Ltd.
129,749
0.0
21,968
(1)(2)
Encore Energy Corp.
70,517
0.0
23,791
(1)(2)
Energy Fuels, Inc./
Canada
365,192
0.1
2,701  Excelerate Energy, Inc.
- Class A
68,038
0.0
12,203
(2)
Expro Group Holdings
NV
144,972
0.1
3,745
FLEX LNG Ltd.
94,374
0.0
2,146  Flowco Holdings, Inc.
- Class A
31,868
0.0
1,567
(2)
Forum Energy
Technologies, Inc.
41,855
0.0
27,006
(2)
Gevo, Inc.
52,932
0.0
11,227
(1)
Golar LNG Ltd.
453,683
0.2
6,678
(1)
Granite Ridge
Resources, Inc.
36,128
0.0
7,361
(2)
Green Plains, Inc.
64,703
0.0
1,711
(2)
Gulfport Energy Corp.
309,657
0.1
16,660
(2)
Helix Energy Solutions
Group, Inc.
109,290
0.0
10,912
(1)
Helmerich & Payne,
Inc.
241,046
0.1
2,036
(1)
HighPeak Energy, Inc.
14,395
0.0
1,708
(2)
Infinity Natural
Resources, Inc. - Class
A
22,392
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
4,763
(1)(2)
Innovex International,
Inc.
$ 88,306
0.0
4,569
(1)
International Seaways,
Inc.
210,540
0.1
4,941
(1)
Kinetik Holdings, Inc.
211,178
0.1
7,252  Kodiak Gas Services,
Inc.
268,106
0.1
4,266
(2)
Kolibri Global Energy,
Inc.
23,676
0.0
55,581
(2)
Kosmos Energy Ltd.
92,264
0.0
17,772
Liberty Energy, Inc.
219,306
0.1
2,288
(1)(2)
Lightbridge Corp.
48,528
0.0
20,650
(1)
Magnolia Oil & Gas
Corp. - Class A
492,915
0.2
15,154
(1)
Murphy Oil Corp.
430,525
0.1
1,664
(1)(2)
Nabors Industries Ltd.
68,008
0.0
7,473
(2)
National Energy
Services Reunited
Corp.
76,673
0.0
1,515  Natural Gas Services
Group, Inc.
42,405
0.0
3,972  Navigator Holdings
Ltd.
61,526
0.0
19,092
(1)(2)
New Fortress Energy,
Inc.
42,193
0.0
15,096
(2)
NextDecade Corp.
102,502
0.0
14,252
(1)
Noble Corp. PLC
403,047
0.1
24,828
(1)
Nordic American
Tankers Ltd.
77,960
0.0
10,288
(1)
Northern Oil and Gas,
Inc.
255,142
0.1
10,478
(2)
Oceaneering
International, Inc.
259,645
0.1
7,610
(2)
Oil States International,
Inc.
46,117
0.0
5,859
(2)
Par Pacific Holdings,
Inc.
207,526
0.1
39,102  Patterson-UTI Energy,
Inc.
202,548
0.1
9,470  PBF Energy, Inc.
- Class A
285,710
0.1
13,787
(1)
Peabody Energy Corp.
365,631
0.1
9,949
(2)
ProPetro Holding Corp.
52,133
0.0
3,420
(2)
REX American
Resources Corp.
104,720
0.0
1,583  Riley Exploration
Permian, Inc.
42,915
0.0
10,500
RPC, Inc.
49,980
0.0
8,332
(1)(2)
Sable Offshore Corp.
145,477
0.1
4,581  SandRidge Energy,
Inc.
51,674
0.0
4,922
Scorpio Tankers, Inc.
275,878
0.1
2,771
(2)
SEACOR Marine
Holdings, Inc.
17,984
0.0
7,098
(1)(2)
Seadrill Ltd.
214,431
0.1
10,731
(1)
Select Water Solutions,
Inc.
114,714
0.0
14,215
(1)
SFL Corp. Ltd.
107,039
0.0
12,768
SM Energy Co.
318,817
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
4,198
(1)
Solaris Oilfield
Infrastructure, Inc.
- Class A
$ 167,794
0.1
1,233
(2)
Summit Midstream
Corp.
25,326
0.0
13,701
(2)
Talos Energy, Inc.
131,393
0.1
6,861
Teekay Corp. Ltd.
56,123
0.0
2,795
(1)
Teekay Tankers Ltd.
- Class A
141,287
0.1
15,158
(2)
TETRA Technologies,
Inc.
87,158
0.0
5,594
(1)(2)
Tidewater, Inc.
298,328
0.1
95,407
(2)
Transocean Ltd.
297,670
0.1
47,931
(1)(2)
Uranium Energy Corp.
639,400
0.2
12,956
VAALCO Energy, Inc.
52,083
0.0
7,181
(1)(2)
Valaris Ltd.
350,217
0.1
3,388
(2)
Vital Energy, Inc.
57,223
0.0
3,411
(1)
Vitesse Energy, Inc.
79,238
0.0
11,612
(1)
W&T Offshore, Inc.
21,134
0.0
6,156  World Fuel Services
Corp.
159,748
0.1
15,371,925
4.8
Financials : 17.6%
2,399
1st Source Corp.
147,682
0.1
3,165
(2)
Abacus Global
Management, Inc.
18,135
0.0
1,372
ACNB Corp.
60,423
0.0
2,830
Alerus Financial Corp.
62,656
0.0
5,772
(1)(2)
AlTi Global, Inc.
20,548
0.0
2,789  Amalgamated
Financial Corp.
75,721
0.0
5,357
(2)
Ambac Financial
Group, Inc.
44,677
0.0
4,424
Amerant Bancorp, Inc.
85,250
0.0
2,884  American Coastal
Insurance Corp.
32,849
0.0
7,257
Ameris Bancorp
532,011
0.2
2,387
AMERISAFE, Inc.
104,646
0.0
16,343  Apollo Commercial
Real Estate Finance,
Inc.
165,555
0.1
21,617
(1)
Arbor Realty Trust, Inc.
263,944
0.1
7,227
(1)
Ares Commercial Real
Estate Corp.
32,594
0.0
10,638
(1)
ARMOUR Residential
REIT, Inc.
158,932
0.1
2,451
Arrow Financial Corp.
69,363
0.0
6,914  Artisan Partners Asset
Management, Inc.
- Class A
300,068
0.1
1,217
(2)
Aspen Insurance
Holdings Ltd. - Class A
44,676
0.0
18,136
Associated Banc-Corp.
466,277
0.2
15,702  Atlantic Union
Bankshares Corp.
554,124
0.2
644
(1)(2)
Atlanticus Holdings
Corp.
37,726
0.0
18,852
(2)
AvidXchange Holdings,
Inc.
187,577
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
5,928
(2)
Axos Financial, Inc.
$ 501,805
0.2
1,593
(2)
Bakkt Holdings, Inc.
53,604
0.0
14,804
Banc of California, Inc.
245,006
0.1
2,385
BancFirst Corp.
301,583
0.1
3,507  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
161,217
0.1
5,169
(2)
Bancorp, Inc.
387,106
0.1
1,028
Bank First Corp.
124,707
0.0
4,423
(1)
Bank of Hawaii Corp.
290,326
0.1
2,291
Bank of Marin Bancorp
55,625
0.0
4,925  Bank of NT Butterfield
& Son Ltd.
211,381
0.1
8,347
BankUnited, Inc.
318,522
0.1
1,190  Bankwell Financial
Group, Inc.
52,658
0.0
3,868
Banner Corp.
253,354
0.1
2,246  Bar Harbor
Bankshares
68,413
0.0
1,812
BayCom Corp.
52,095
0.0
9,772  Berkshire Hills
Bancorp, Inc.
231,694
0.1
503
(2)
Better Home &
Finance Holding Co.
28,238
0.0
40,352  BGC Group, Inc.
- Class A
381,730
0.1
17,887
(1)
Blackstone Mortgage
Trust, Inc. - Class A
329,300
0.1
3,809
(2)
Blue Foundry Bancorp
34,624
0.0
1,846
(2)
Bowhead Specialty
Holdings, Inc.
49,916
0.0
5,202  Bread Financial
Holdings, Inc.
290,116
0.1
3,277
(2)
Bridgewater
Bancshares, Inc.
57,675
0.0
3,142  Brightsphere
Investment Group, Inc.
151,319
0.1
17,187  BrightSpire Capital,
Inc.
93,325
0.0
7,908
(1)(2)
BRP Group, Inc.
- Class A
223,085
0.1
21,861
(1)
Burford Capital Ltd.
261,458
0.1
1,731  Burke & Herbert
Financial Services
Corp.
106,785
0.0
3,719  Business First
Bancshares, Inc.
87,806
0.0
3,317
Byline Bancorp, Inc.
91,980
0.0
19,666
Cadence Bank
738,262
0.2
3,178
(2)
California BanCorp
53,009
0.0
2,144  Camden National
Corp.
82,737
0.0
6,805
Cannae Holdings, Inc.
124,600
0.0
6,237
(1)(2)
Cantaloupe, Inc.
65,925
0.0
1,643
Capital Bancorp, Inc.
52,412
0.0
2,200  Capital City Bank
Group, Inc.
91,938
0.0
15,531  Capitol Federal
Financial, Inc.
98,622
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,397
(2)
Carter Bankshares,
Inc.
$ 65,936
0.0
1,773  Cass Information
Systems, Inc.
69,732
0.0
7,378  Cathay General
Bancorp
354,218
0.1
3,404  Central Pacific
Financial Corp.
103,277
0.0
9,839  Chimera Investment
Corp.
130,072
0.0
1,754  ChoiceOne Financial
Services, Inc.
50,796
0.0
2,465  Citizens & Northern
Corp.
48,832
0.0
656  Citizens Financial
Services, Inc.
39,544
0.0
5,799
(2)
Citizens, Inc.
30,445
0.0
1,579
(1)
City Holding Co.
195,591
0.1
2,318  Civista Bancshares,
Inc.
47,079
0.0
11,353  Claros Mortgage Trust,
Inc.
37,692
0.0
3,177
CNB Financial Corp.
76,883
0.0
10,898  CNO Financial Group,
Inc.
431,016
0.1
1,505
(2)
Coastal Financial
Corp.
162,796
0.1
3,144
Cohen & Steers, Inc.
206,278
0.1
4,328
(2)
Columbia Financial,
Inc.
64,963
0.0
5,873  Community Bank
System, Inc.
344,393
0.1
2,220  Community Trust
Bancorp, Inc.
124,209
0.0
2,365  Community West
Bancshares
49,287
0.0
8,077  Compass Diversified
Holdings
53,470
0.0
5,800  ConnectOne Bancorp,
Inc.
143,898
0.1
3,329
(2)
Customers Bancorp,
Inc.
217,617
0.1
14,960
CVB Financial Corp.
282,894
0.1
1,049
(2)
Dave, Inc.
209,118
0.1
362  Diamond Hill
Investment Group, Inc.
50,684
0.0
19,262
(1)
DigitalBridge Group,
Inc.
225,365
0.1
4,787  Dime Community
Bancshares, Inc.
142,796
0.1
3,032
(2)
Donnelley Financial
Solutions, Inc.
155,936
0.1
11,343
(1)
Dynex Capital, Inc.
139,405
0.1
3,409
Eagle Bancorp, Inc.
68,930
0.0
21,568  Eastern Bankshares,
Inc.
391,459
0.1
10,926
Ellington Financial, Inc.
141,819
0.1
2,838  Employers Holdings,
Inc.
120,558
0.0
3,470
Enact Holdings, Inc.
133,040
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,656
(2)
Encore Capital Group,
Inc.
$ 110,861
0.0
2,722
(2)
Enova International,
Inc.
313,275
0.1
4,233  Enterprise Financial
Services Corp.
245,429
0.1
2,112  Equity Bancshares,
Inc. - Class A
85,958
0.0
907
(1)
Esquire Financial
Holdings, Inc.
92,564
0.0
11,003
Essent Group Ltd.
699,351
0.2
7,553
EVERTEC, Inc.
255,140
0.1
2,475  F&G Annuities & Life,
Inc.
77,393
0.0
2,003  Farmers & Merchants
Bancorp, Inc./Archbold
OH
50,095
0.0
5,443  Farmers National Banc
Corp.
78,434
0.0
4,545
FB Financial Corp.
253,338
0.1
1,068  Federal Agricultural
Mortgage Corp. - Class
C
179,403
0.1
6,937  Fidelis Insurance
Holdings Ltd.
125,907
0.0
818  Fidelity D&D Bancorp,
Inc.
35,853
0.0
530
(2)
Finance Of America
Cos., Inc. - Class A
11,888
0.0
2,354  Financial Institutions,
Inc.
64,029
0.0
2,002
First Bancorp, Inc.
52,573
0.0
17,708  First BanCorp/Puerto
Rico
390,461
0.1
4,502
(1)
First Bancorp/Southern
Pines NC
238,111
0.1
3,759
First Bank/Hamilton NJ
61,234
0.0
9,724
First Busey Corp.
225,111
0.1
1,124  First Business
Financial Services, Inc.
57,616
0.0
11,746  First Commonwealth
Financial Corp.
200,269
0.1
2,336  First Community
Bankshares, Inc.
81,293
0.0
10,820
First Financial Bancorp
273,205
0.1
15,183  First Financial
Bankshares, Inc.
510,908
0.2
1,680
First Financial Corp.
94,819
0.0
7,601
(1)(2)
First Foundation, Inc.
42,338
0.0
9,914  First Interstate
BancSystem, Inc.
- Class A
315,959
0.1
6,667
First Merchants Corp.
251,346
0.1
2,898  First Mid Bancshares,
Inc.
109,776
0.0
4,474  FirstCash Holdings,
Inc.
708,771
0.2
1,559
(2)
Firstsun Capital
Bancorp
60,474
0.0
2,372
Five Star Bancorp
76,378
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,979  Flushing Financial
Corp.
$ 54,950
0.0
13,280
(2)
Flywire Corp.
179,811
0.1
1,151
(2)
Forge Global Holdings,
Inc.
19,452
0.0
9,723
(1)
Franklin BSP Realty
Trust, Inc.
105,592
0.0
19,512
Fulton Financial Corp.
363,509
0.1
1,039
(2)
GBank Financial
Holdings, Inc.
40,802
0.0
5,393
(1)
GCM Grosvenor, Inc.
- Class A
65,094
0.0
46,070
(2)
Genworth Financial,
Inc. - Class A
410,023
0.1
4,507
(1)
German American
Bancorp, Inc.
176,990
0.1
12,917
(1)
Glacier Bancorp, Inc.
628,670
0.2
2,686
(1)
Goosehead Insurance,
Inc. - Class A
199,892
0.1
1,286  Great Southern
Bancorp, Inc.
78,768
0.0
6,124
(2)
Green Dot Corp.
- Class A
82,245
0.0
1,026  Greene County
Bancorp, Inc.
23,188
0.0
4,167
(2)
Greenlight Capital Re
Ltd. - Class A
52,921
0.0
1,215  Guaranty Bancshares,
Inc.
59,231
0.0
5,263
(2)
Hamilton Insurance
Group Ltd. - Class B
130,522
0.1
9,461  Hancock Whitney
Corp.
592,353
0.2
3,919
Hanmi Financial Corp.
96,760
0.0
13,697
(1)
Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
420,498
0.1
5,107  HarborOne Bancorp,
Inc.
69,455
0.0
862  Hawthorn Bancshares,
Inc.
26,756
0.0
2,196
HBT Financial, Inc.
55,339
0.0
1,006
HCI Group, Inc.
193,082
0.1
8,291  Heritage Commerce
Corp.
82,330
0.0
4,478  Heritage Financial
Corp.
108,323
0.0
2,680
(2)
Heritage Insurance
Holdings, Inc.
67,482
0.0
5,048
Hilltop Holdings, Inc.
168,704
0.1
203
(1)
Hingham Institution For
Savings The
53,547
0.0
2,162
(1)(2)
Hippo Holdings, Inc.
78,178
0.0
1,044
Home Bancorp, Inc.
56,715
0.0
21,011  Home BancShares,
Inc.
594,611
0.2
2,330
(2)
HomeStreet, Inc.
- Class A
31,012
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,253  HomeTrust
Bancshares, Inc.
$ 92,238
0.0
14,185
Hope Bancorp, Inc.
152,772
0.1
4,575  Horace Mann
Educators Corp.
206,653
0.1
5,578
Horizon Bancorp, Inc.
89,304
0.0
5,390  Independent Bank
Corp.
372,826
0.1
2,791  Independent Bank
Corp. Michigan
86,451
0.0
6,105  International
Bancshares Corp.
419,719
0.1
3,721
(2)
International Money
Express, Inc.
51,982
0.0
7,267
(1)
Invesco Mortgage
Capital, Inc.
54,939
0.0
181
Investors Title Co.
48,477
0.0
8,034  Jackson Financial, Inc.
- Class A
813,282
0.3
4,332  James River Group
Holdings Ltd.
24,043
0.0
2,021  John Marshall
Bancorp, Inc.
40,056
0.0
7,227
Kearny Financial Corp.
47,481
0.0
1,430
Kingstone Cos., Inc.
21,021
0.0
2,550
(2)
Kingsway Financial
Services, Inc.
37,281
0.0
7,677
(1)
KKR Real Estate
Finance Trust, Inc.
69,093
0.0
13,651
Ladder Capital Corp.
148,932
0.1
2,993  Lakeland Financial
Corp.
192,151
0.1
6,313
(1)(2)
Lemonade, Inc.
337,935
0.1
12,980
(2)
LendingClub Corp.
197,166
0.1
1,291
(2)
LendingTree, Inc.
83,566
0.0
4,130  Live Oak Bancshares,
Inc.
145,459
0.1
8,690
(2)
loanDepot, Inc. - Class
A
26,678
0.0
5,192
Marex Group PLC
174,555
0.1
43,566
(2)
Marqeta, Inc. - Class A
230,028
0.1
5,657
(1)(2)
MBIA, Inc.
42,145
0.0
2,166
Mercantile Bank Corp.
97,470
0.0
3,121
Merchants Bancorp
99,248
0.0
3,016
Mercury General Corp.
255,697
0.1
2,919  Metrocity Bankshares,
Inc.
80,827
0.0
1,210  Metropolitan Bank
Holding Corp.
90,532
0.0
12,534
MFA Financial, Inc.
115,187
0.0
2,562  Mid Penn Bancorp,
Inc.
73,376
0.0
1,174
Middlefield Banc Corp.
35,232
0.0
2,801  Midland States
Bancorp, Inc.
48,009
0.0
2,458  MidWestOne Financial
Group, Inc.
69,537
0.0
8,326
Moelis & Co. - Class A
593,810
0.2
4,527  National Bank Holdings
Corp. - Class A
174,923
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
7,840
(1)
Navient Corp.
$ 103,096
0.0
4,542
(1)
NB Bancorp, Inc.
80,166
0.0
6,019
NBT Bancorp, Inc.
251,353
0.1
1,479
Nelnet, Inc. - Class A
185,437
0.1
4,680
(2)
NerdWallet, Inc.
- Class A
50,357
0.0
34,271
(1)
New York Community
Bancorp, Inc.
395,830
0.1
10,404
(1)
New York Mortgage
Trust, Inc.
72,516
0.0
2,756
NewtekOne, Inc.
31,556
0.0
1,546  Nicolet Bankshares,
Inc.
207,937
0.1
8,864
(2)
NMI Holdings, Inc.
- Class A
339,846
0.1
911
Northeast Bank
91,246
0.0
1,763  Northeast Community
Bancorp, Inc.
36,265
0.0
4,958  Northfield Bancorp,
Inc.
58,504
0.0
2,940
Northrim BanCorp, Inc.
63,680
0.0
15,241  Northwest Bancshares,
Inc.
188,836
0.1
1,169  Norwood Financial
Corp.
29,716
0.0
7,034  OceanFirst Financial
Corp.
123,587
0.0
807
(2)
Ocwen Financial Corp.
32,248
0.0
5,178
OFG Bancorp
225,191
0.1
36,873
Old National Bancorp
809,362
0.3
5,806  Old Second Bancorp,
Inc.
100,357
0.0
12,964
(2)
Open Lending Corp.
27,354
0.0
3,946
(2)
Oportun Financial
Corp.
24,347
0.0
2,681
OppFi, Inc.
30,376
0.0
1,363  Orange County
Bancorp, Inc.
34,361
0.0
11,641
(1)
Orchid Island Capital,
Inc.
81,603
0.0
3,743
Origin Bancorp, Inc.
129,208
0.0
2,429  Orrstown Financial
Services, Inc.
82,537
0.0
21,582
(1)(2)
Oscar Health, Inc.
- Class A
408,547
0.1
6,355
(1)
P10, Inc. - Class A
69,142
0.0
20,212  Pagseguro Digital Ltd.
- Class A
202,120
0.1
2,974
(2)
Palomar Holdings, Inc.
347,215
0.1
1,700
Park National Corp.
276,301
0.1
2,603  Pathward Financial,
Inc.
192,648
0.1
7,085
(1)
Patria Investments Ltd.
- Class A
103,441
0.0
31,775
(2)
Payoneer Global, Inc.
192,239
0.1
3,839
(1)(2)
Paysafe Ltd.
49,600
0.0
3,852
(2)
Paysign, Inc.
24,229
0.0
2,218  Peapack-Gladstone
Financial Corp.
61,217
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,332  PennyMac Financial
Services, Inc.
$ 412,768
0.1
10,846
(1)
PennyMac Mortgage
Investment Trust
132,972
0.1
4,402
Peoples Bancorp, Inc.
132,016
0.1
1,415  Peoples Financial
Services Corp.
68,783
0.0
6,921  Perella Weinberg
Partners
147,556
0.1
1,975
Piper Sandler Cos.
685,305
0.2
2,598  PJT Partners, Inc.
- Class A
461,743
0.2
923
Plumas Bancorp
39,818
0.0
3,084
(2)
Ponce Financial
Group, Inc.
45,335
0.0
4,735
(2)
PRA Group, Inc.
73,108
0.0
1,496  Preferred Bank/Los
Angeles CA
135,223
0.1
2,725
(2)
Priority Technology
Holdings, Inc.
18,721
0.0
5,631
(2)
ProAssurance Corp.
135,088
0.1
4,485
PROG Holdings, Inc.
145,135
0.1
14,748  Provident Financial
Services, Inc.
284,341
0.1
2,066
QCR Holdings, Inc.
156,272
0.1
15,352
Radian Group, Inc.
556,049
0.2
20,361
(1)
Ready Capital Corp.
78,797
0.0
825  Red River Bancshares,
Inc.
53,477
0.0
17,157
Redwood Trust, Inc.
99,339
0.0
1,134  Regional Management
Corp.
44,181
0.0
17,511
(2)
Remitly Global, Inc.
285,429
0.1
10,633
Renasant Corp.
392,251
0.1
10,774
(2)
Repay Holdings Corp.
56,348
0.0
1,240  Republic Bancorp, Inc.
- Class A
89,590
0.0
1,253
(1)(2)
Root, Inc. - Class A
112,156
0.0
4,702
S&T Bancorp, Inc.
176,748
0.1
1,749  Safety Insurance
Group, Inc.
123,637
0.0
9,328  Seacoast Banking
Corp. of Florida
283,851
0.1
6,852  Selective Insurance
Group, Inc.
555,492
0.2
15,474
(2)
Selectquote, Inc.
30,329
0.0
5,738
(1)
ServisFirst
Bancshares, Inc.
462,081
0.2
1,739
(2)
Sezzle, Inc.
138,303
0.1
4,121  Shore Bancshares,
Inc.
67,626
0.0
1,954
Sierra Bancorp
56,490
0.0
15,155  Simmons First National
Corp. - Class A
290,521
0.1
11,761
(2)
SiriusPoint Ltd.
212,757
0.1
3,996
(2)
Skyward Specialty
Insurance Group, Inc.
190,050
0.1
2,210
(2)
Slide Insurance
Holdings, Inc.
34,885
0.0
2,317
SmartFinancial, Inc.
82,786
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,902  South Plains Financial,
Inc.
$ 73,512
0.0
1,282
(2)
Southern First
Bancshares, Inc.
56,562
0.0
1,340  Southern Missouri
Bancorp, Inc.
70,430
0.0
3,830  Southside Bancshares,
Inc.
108,198
0.0
5,226
Stellar Bancorp, Inc.
158,557
0.1
7,034  StepStone Group, Inc.
- Class A
459,391
0.2
3,186  Stewart Information
Services Corp.
233,598
0.1
3,094
(1)
Stock Yards Bancorp,
Inc.
216,549
0.1
27,696
(2)
StoneCo Ltd. - Class A
523,731
0.2
5,133
(2)
StoneX Group, Inc.
518,022
0.2
5,065
(2)
Texas Capital
Bancshares, Inc.
428,144
0.1
1,706
(2)
Third Coast
Bancshares, Inc.
64,777
0.0
1,430  Timberland Bancorp,
Inc.
47,590
0.0
2,942
Tiptree, Inc.
56,398
0.0
1,693  Tompkins Financial
Corp.
112,094
0.0
7,889  Towne Bank/
Portsmouth VA
272,723
0.1
8,782
(1)
TPG RE Finance Trust,
Inc.
75,174
0.0
3,772
TriCo Bancshares
167,515
0.1
13,201
(2)
Triller Group, Inc.
10,958
0.0
2,635
(2)
Triumph Financial, Inc.
131,855
0.1
4,172
(1)(2)
Trupanion, Inc.
180,564
0.1
2,631  TrustCo Bank Corp.
NY
95,505
0.0
6,065
Trustmark Corp.
240,174
0.1
12,630  Two Harbors
Investment Corp.
124,658
0.0
8,130
UMB Financial Corp.
962,186
0.3
15,654  United Bankshares,
Inc.
582,485
0.2
13,207  United Community
Banks, Inc.
414,039
0.1
2,596
United Fire Group, Inc.
78,970
0.0
1,051
Unity Bancorp, Inc.
51,362
0.0
3,039  Universal Insurance
Holdings, Inc.
79,926
0.0
4,012
Univest Financial Corp.
120,440
0.0
9,455
(1)(2)
Upstart Holdings, Inc.
480,314
0.2
53,655  Valley National
Bancorp
568,743
0.2
5,816
Veritex Holdings, Inc.
195,010
0.1
4,956  Victory Capital
Holdings, Inc. - Class A
320,951
0.1
728  Virtus Investment
Partners, Inc.
138,342
0.1
3,744
Walker & Dunlop, Inc.
313,073
0.1
9,031  Washington Federal,
Inc.
273,549
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,181  Washington Trust
Bancorp, Inc.
$ 63,031
0.0
2,644  Waterstone Financial,
Inc.
41,246
0.0
10,568
WesBanco, Inc.
337,436
0.1
2,561
West BanCorp, Inc.
52,040
0.0
3,049
Westamerica BanCorp
152,420
0.1
13,355
(1)
WisdomTree, Inc.
185,635
0.1
358
(2)
World Acceptance
Corp.
60,552
0.0
6,312
WSFS Financial Corp.
340,406
0.1
56,715,629
17.6
Health Care : 15.8%
11,815
(2)
10X Genomics, Inc.
- Class A
138,117
0.1
5,099
(2)
4D Molecular
Therapeutics, Inc.
44,310
0.0
14,091
(2)
89bio, Inc.
207,138
0.1
5,048
(2)
Abeona Therapeutics,
Inc.
26,653
0.0
11,808
(1)(2)
Absci Corp.
35,896
0.0
13,944
(2)
ACADIA
Pharmaceuticals, Inc.
297,565
0.1
13,619
(2)
Accuray, Inc.
22,744
0.0
10,473
(2)
Aclaris Therapeutics,
Inc.
19,899
0.0
10,669
(2)
AdaptHealth Corp.
95,488
0.0
16,871
(2)
Adaptive
Biotechnologies Corp.
252,390
0.1
8,749
(2)
ADC Therapeutics SA
34,996
0.0
2,043
(2)
Addus HomeCare
Corp.
241,054
0.1
26,171
(2)
ADMA Biologics, Inc.
383,667
0.1
35,250
(2)
agilon health, Inc.
36,307
0.0
6,286
(2)
Agios
Pharmaceuticals, Inc.
252,320
0.1
29,303
(2)
Akebia Therapeutics,
Inc.
79,997
0.0
7,912
(2)
Akero Therapeutics,
Inc.
375,662
0.1
6,222
(1)(2)
Aldeyra Therapeutics,
Inc.
32,479
0.0
8,487
(2)
Alector, Inc.
25,121
0.0
15,535
(2)
Alignment Healthcare,
Inc.
271,086
0.1
18,138
(2)
Alkermes PLC
544,140
0.2
16,156
(2)
Allogene Therapeutics,
Inc.
20,033
0.0
13,118
(2)
Alphatec Holdings, Inc.
190,736
0.1
8,372
(1)(2)
Altimmune, Inc.
31,562
0.0
5,613
(2)
Alumis, Inc.
22,396
0.0
31,015
(2)
Amicus Therapeutics,
Inc.
244,398
0.1
4,443
(2)
AMN Healthcare
Services, Inc.
86,016
0.0
16,553
(2)
Amneal
Pharmaceuticals, Inc.
165,696
0.1
4,195
(2)
Amphastar
Pharmaceuticals, Inc.
111,797
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,034
(2)
Amylyx
Pharmaceuticals, Inc.
$ 109,182
0.0
2,279
(1)(2)
AnaptysBio, Inc.
69,783
0.0
9,749
(1)(2)
Anavex Life Sciences
Corp.
86,766
0.0
4,626
(2)
AngioDynamics, Inc.
51,672
0.0
2,027
(2)
ANI Pharmaceuticals,
Inc.
185,673
0.1
1,433
(2)
Anika Therapeutics,
Inc.
13,470
0.0
12,153
(2)
Annexon, Inc.
37,067
0.0
3,515
(2)
Anteris Technologies
Global Corp.
15,817
0.0
3,592
(2)
Apogee Therapeutics,
Inc.
142,710
0.1
4,603
(1)(2)
Apollo Medical
Holdings, Inc.
130,495
0.1
10,326
(2)
Aquestive
Therapeutics, Inc.
57,722
0.0
18,256
(2)
Arbutus Biopharma
Corp.
82,882
0.0
3,860
(1)(2)
Arcellx, Inc.
316,906
0.1
2,913
(1)(2)
Arcturus Therapeutics
Holdings, Inc.
53,687
0.0
8,090
(2)
Arcus Biosciences, Inc.
110,024
0.0
11,982
(1)(2)
Arcutis
Biotherapeutics, Inc.
225,861
0.1
26,525
(2)
Ardelyx, Inc.
146,153
0.1
2,828
(1)(2)
Ardent Health
Partners, Inc.
37,471
0.0
2,844
(1)(2)
ArriVent Biopharma,
Inc.
52,472
0.0
13,581
(2)
Arrowhead
Pharmaceuticals, Inc.
468,409
0.2
6,321
(1)(2)
ARS Pharmaceuticals,
Inc.
63,526
0.0
4,276
(2)
Artivion, Inc.
181,046
0.1
7,504
(2)
Arvinas, Inc.
63,934
0.0
4,800
(2)
Astria Therapeutics,
Inc.
34,944
0.0
10,405
(1)(2)
Atea Pharmaceuticals,
Inc.
30,174
0.0
5,486
(2)
AtriCure, Inc.
193,381
0.1
10,338
(1)(2)
aTyr Pharma, Inc.
7,458
0.0
5,454
(1)(2)
Aura Biosciences, Inc.
33,706
0.0
13,136
(2)
Aurinia
Pharmaceuticals, Inc.
145,153
0.1
10,036
(2)
Avadel
Pharmaceuticals PLC
153,250
0.1
5,666
(2)
Avanos Medical, Inc.
65,499
0.0
5,539
(2)
Aveanna Healthcare
Holdings, Inc.
49,131
0.0
11,475
(2)
Avidity Biosciences,
Inc.
499,966
0.2
1,704
(1)(2)
Avita Medical, Inc.
8,707
0.0
5,174
(2)
Axogen, Inc.
92,304
0.0
4,590
(2)
Axsome Therapeutics,
Inc.
557,455
0.2
4,596
(2)
Azenta, Inc.
131,997
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
10,693
(2)
Beam Therapeutics,
Inc.
$ 259,519
0.1
1,742
(2)
Benitec Biopharma,
Inc.
24,440
0.0
4,152
(1)(2)
Beta Bionics, Inc.
82,500
0.0
3,896
(1)(2)
Bicara Therapeutics,
Inc.
61,518
0.0
23,207
(1)(2)
BioCryst
Pharmaceuticals, Inc.
176,141
0.1
10,218
(2)
Biohaven Ltd.
153,372
0.1
4,276
(2)
BioLife Solutions, Inc.
109,081
0.0
3,395
(2)
Biote Corp. - Class A
10,185
0.0
5,680
(2)
Bioventus, Inc. - Class
A
37,999
0.0
17,579
(1)(2)
Bridgebio Pharma, Inc.
913,053
0.3
546
(2)
Bright Minds
Biosciences, Inc.
33,120
0.0
9,741
(2)
BrightSpring Health
Services, Inc.
287,944
0.1
25,789
(2)
Brookdale Senior
Living, Inc.
218,433
0.1
21,853
(2)
Butterfly Network, Inc.
42,176
0.0
4,248
(2)
Candel Therapeutics,
Inc.
21,665
0.0
4,210
(1)(2)
Capricor Therapeutics,
Inc.
30,354
0.0
7,950
(2)
Cardiff Oncology, Inc.
16,377
0.0
6,233
(2)
CareDx, Inc.
90,628
0.0
1,026
(1)(2)
Cartesian
Therapeutics, Inc.
10,486
0.0
31,066
(3)(4)
Cartesian
Therapeutics, Inc. CVR
5,592
0.0
3,336
(2)
Castle Biosciences,
Inc.
75,961
0.0
12,800
(2)
Catalyst
Pharmaceuticals, Inc.
252,160
0.1
3,297
(1)(2)
Celcuity, Inc.
162,872
0.1
7,439
(2)
Celldex Therapeutics,
Inc.
192,447
0.1
2,977
(2)
Ceribell, Inc.
34,206
0.0
22,552
(2)
Cerus Corp.
35,858
0.0
6,305
(1)(2)
CG oncology, Inc.
253,965
0.1
6,023
(2)
ChromaDex Corp.
56,195
0.0
1,768
(2)
Cidara Therapeutics,
Inc.
169,304
0.1
915
(2)
Claritev Corp.
48,568
0.0
3,037
(1)(2)
ClearPoint Neuro, Inc.
66,176
0.0
46,052
(1)(2)
Clover Health
Investments Corp.
140,919
0.1
9,004
(2)
Codexis, Inc.
21,970
0.0
13,738
(2)
Cogent Biosciences,
Inc.
197,278
0.1
10,526
(2)
Coherus Biosciences,
Inc.
17,263
0.0
3,653
(2)
Collegium
Pharmaceutical, Inc.
127,818
0.1
14,819
(2)
Community Health
Systems, Inc.
47,569
0.0
10,932
(2)
Compass
Therapeutics, Inc.
38,262
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,174
(2)
Computer Programs
and Systems, Inc.
$ 23,680
0.0
12,958  Concentra Group
Holdings Parent, Inc.
271,211
0.1
3,530
(1)
CONMED Corp.
166,016
0.1
7,655
(1)(2)
CorMedix, Inc.
89,028
0.0
3,243
(2)
CorVel Corp.
251,073
0.1
6,028
(1)(2)
Corvus
Pharmaceuticals, Inc.
44,426
0.0
10,154
(1)(2)
Crinetics
Pharmaceuticals, Inc.
422,914
0.1
9,269
(2)
CRISPR Therapeutics
AG
600,724
0.2
3,706
(2)
Cross Country
Healthcare, Inc.
52,625
0.0
5,713
(2)
CryoPort, Inc.
54,159
0.0
5,965
(2)
Cullinan Oncology, Inc.
35,372
0.0
13,430
(2)
Cytek Biosciences, Inc.
46,602
0.0
13,127
(1)(2)
Cytokinetics, Inc.
721,460
0.2
8,284
(2)
Day One
Biopharmaceuticals,
Inc.
58,402
0.0
5,022
(2)
Definitive Healthcare
Corp.
20,389
0.0
3,499
(2)
Delcath Systems, Inc.
37,614
0.0
14,830
(2)
Denali Therapeutics,
Inc.
215,332
0.1
3,251
(2)
Design Therapeutics,
Inc.
24,480
0.0
2,851
(2)
DiaMedica
Therapeutics, Inc.
19,586
0.0
1,916
(2)
Dianthus Therapeutics,
Inc.
75,395
0.0
2,633
(1)(2)
Disc Medicine, Inc.
173,989
0.1
11,340
(2)
DocGo, Inc.
15,422
0.0
11,756
(1)(2)
Dynavax Technologies
Corp.
116,737
0.0
11,630
(2)
Dyne Therapeutics,
Inc.
147,119
0.1
7,665
(2)
Edgewise
Therapeutics, Inc.
124,326
0.0
9,991
(2)
Editas Medicine, Inc.
34,669
0.0
6,854
(2)
Eledon
Pharmaceuticals, Inc.
17,752
0.0
6,825
Embecta Corp.
96,301
0.0
6,106
(1)(2)
Emergent
BioSolutions, Inc.
53,855
0.0
2,555
(1)(2)
Enanta
Pharmaceuticals, Inc.
30,583
0.0
5,955
(2)
Enhabit, Inc.
47,700
0.0
4,263
(2)
Enliven Therapeutics,
Inc.
87,264
0.0
6,458
(2)
Enovis Corp.
195,936
0.1
6,342
Ensign Group, Inc.
1,095,707
0.4
3,735
(2)
Entrada Therapeutics,
Inc.
21,663
0.0
20,809
(2)
Erasca, Inc.
45,364
0.0
23,811
(1)(2)
Esperion Therapeutics,
Inc.
63,099
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,090
(1)(2)
Eton Pharmaceuticals,
Inc.
$ 67,146
0.0
13,470
(2)
Evolent Health, Inc.
- Class A
113,956
0.0
6,316
(2)
Evolus, Inc.
38,780
0.0
6,807
(2)
EyePoint
Pharmaceuticals, Inc.
96,932
0.0
14,392
(2)
Fate Therapeutics, Inc.
18,134
0.0
2,841
(2)
Fennec
Pharmaceuticals, Inc.
26,592
0.0
3,980
(2)
Foghorn Therapeutics,
Inc.
19,462
0.0
10,313
(2)
Fortrea Holdings, Inc.
86,835
0.0
5,272
(2)
Fulcrum Therapeutics,
Inc.
48,502
0.0
2,571
(2)
Fulgent Genetics, Inc.
58,105
0.0
2,132
(2)
GeneDx Holdings
Corp.
229,702
0.1
65,440
(2)
Geron Corp.
89,653
0.0
4,524
(2)
Ginkgo Bioworks
Holdings, Inc.
65,960
0.0
6,272
(2)
Glaukos Corp.
511,482
0.2
22,782
(2)
Gossamer Bio, Inc.
59,917
0.0
3,475
(1)(2)
GRAIL, Inc.
205,477
0.1
13,441
(2)
Guardant Health, Inc.
839,794
0.3
1,463
(2)
Gyre Therapeutics, Inc.
10,914
0.0
5,427
(2)
Haemonetics Corp.
264,512
0.1
4,888
(2)
Harmony Biosciences
Holdings, Inc.
134,713
0.1
3,607
(1)(2)
Harrow, Inc.
173,785
0.1
7,934
(2)
Health Catalyst, Inc.
22,612
0.0
9,637
(2)
HealthEquity, Inc.
913,298
0.3
2,968
HealthStream, Inc.
83,816
0.0
16,746
(2)
Heron Therapeutics,
Inc.
21,100
0.0
21,398
(1)(2)
Hims & Hers Health,
Inc.
1,213,695
0.4
13,095
(2)
Humacyte, Inc.
22,785
0.0
2,725
(2)
ICU Medical, Inc.
326,891
0.1
9,145
(2)
Ideaya Biosciences,
Inc.
248,835
0.1
26,363
(1)(2)
ImmunityBio, Inc.
64,853
0.0
8,663
(1)(2)
Immunome, Inc.
101,444
0.0
7,935
(1)(2)
Immunovant, Inc.
127,912
0.1
13,771
(2)
Indivior PLC
332,019
0.1
8,377
(2)
Inhibikase
Therapeutics, Inc.
13,571
0.0
1,170
(2)
Inhibrx Biosciences,
Inc.
39,406
0.0
7,787
(3)(4)
Inhibrx, Inc. CVR
32,005
0.0
7,162
(2)
Innoviva, Inc.
130,706
0.1
2,904
(2)
Inogen, Inc.
23,726
0.0
3,833
(2)
Integer Holdings Corp.
396,064
0.1
7,878
(2)
Integra LifeSciences
Holdings Corp.
112,892
0.0
11,207
(1)(2)
Intellia Therapeutics,
Inc.
193,545
0.1
29,579
(1)(2)
Iovance
Biotherapeutics, Inc.
64,186
0.0
1,028
iRadimed Corp.
73,152
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,594
(2)
iRhythm Technologies,
Inc.
$ 618,132
0.2
17,664
(2)
Ironwood
Pharmaceuticals, Inc.
23,140
0.0
3,655
(1)
Jade Biosciences, Inc.
31,543
0.0
4,541
(2)
Janux Therapeutics,
Inc.
110,982
0.0
1,599
(2)
Joint Corp.
15,254
0.0
4,462
(1)(2)
KalVista
Pharmaceuticals, Inc.
54,347
0.0
3,822
(2)
Keros Therapeutics,
Inc.
60,464
0.0
1,535
(2)
Kestra Medical
Technologies Ltd.
36,472
0.0
3,970
(2)
Kodiak Sciences, Inc.
64,989
0.0
645
(1)(2)
Korro Bio, Inc.
30,889
0.0
5,387
(2)
KORU Medical
Systems, Inc.
20,632
0.0
2,783
(2)
Krystal Biotech, Inc.
491,283
0.2
9,220
(2)
Kura Oncology, Inc.
81,597
0.0
5,221
(2)
Kymera Therapeutics,
Inc.
295,509
0.1
7,639
(2)
Lantheus Holdings,
Inc.
391,804
0.1
4,564
(2)
Larimar Therapeutics,
Inc.
14,742
0.0
2,348
LeMaitre Vascular, Inc.
205,473
0.1
1,157
(1)(2)
LENSAR, Inc.
14,289
0.0
1,914
(1)(2)
LENZ Therapeutics,
Inc.
89,154
0.0
2,975
(2)
Lexeo Therapeutics,
Inc.
19,754
0.0
3,005
(2)
Lifecore Biomedical,
Inc.
22,117
0.0
3,988
(2)
LifeMD, Inc.
27,079
0.0
15,525
(2)
LifeStance Health
Group, Inc.
85,387
0.0
2,138
(2)
Ligand
Pharmaceuticals, Inc.
378,725
0.1
7,282
(2)
Liquidia Corp.
165,593
0.1
6,125
(2)
LivaNova PLC
320,827
0.1
2,054
(2)
Madrigal
Pharmaceuticals, Inc.
942,088
0.3
33,888
(2)
MannKind Corp.
181,979
0.1
12,813
(2)
Maravai LifeSciences
Holdings, Inc. - Class A
36,773
0.0
13,780
(2)
MaxCyte, Inc.
21,772
0.0
2,099
(2)
Maze Therapeutics,
Inc.
54,427
0.0
1,911
(2)
MBX Biosciences, Inc.
33,442
0.0
1,052
(2)
MediWound Ltd.
18,957
0.0
5,047
(2)
MeiraGTx Holdings
PLC
41,537
0.0
6,544
(2)
Merit Medical Systems,
Inc.
544,657
0.2
587
(1)
Mesa Laboratories,
Inc.
39,335
0.0
5,883
(2)
Metsera, Inc.
307,857
0.1
13,982
(2)
MiMedx Group, Inc.
97,594
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,940
(1)(2)
Mind Medicine
MindMed, Inc.
$ 105,403
0.0
4,436
(2)
Mineralys
Therapeutics, Inc.
168,213
0.1
4,578
(2)
Mirum
Pharmaceuticals, Inc.
335,613
0.1
452
(1)(2)
Monopar Therapeutics,
Inc.
36,915
0.0
5,129
(1)(2)
Monte Rosa
Therapeutics, Inc.
38,006
0.0
10,432
(2)
Myriad Genetics, Inc.
75,423
0.0
7,107
(1)(2)
Nano-X Imaging Ltd.
26,296
0.0
1,466  National HealthCare
Corp.
178,134
0.1
1,878  National Research
Corp.
24,001
0.0
25,393
(1)(2)
Neogen Corp.
144,994
0.1
14,695
(2)
NeoGenomics, Inc.
113,445
0.0
1,095
(1)(2)
Neurogene, Inc.
18,976
0.0
4,784
(1)(2)
Neuronetics, Inc.
13,060
0.0
2,780
(2)
NeuroPace, Inc.
28,662
0.0
16,868
(1)(2)
Novavax, Inc.
146,246
0.1
11,515
(2)
Novocure Ltd.
148,774
0.1
8,863
(2)
Nurix Therapeutics,
Inc.
81,894
0.0
383
(2)
Nutex Health, Inc.
39,572
0.0
4,824
(2)
Nuvalent, Inc. - Class A
417,180
0.1
29,041
(1)(2)
Nuvation Bio, Inc.
107,452
0.0
1,732
(2)
Nuvectis Pharma, Inc.
10,427
0.0
15,949
(2)
Ocular Therapeutix,
Inc.
186,444
0.1
6,901
(2)
Olema
Pharmaceuticals, Inc.
67,561
0.0
778
(2)
Omada Health, Inc.
17,202
0.0
7,060
(1)(2)
Omeros Corp.
28,946
0.0
11,705
(2)
OmniAb, Inc.
18,728
0.0
5,265
(2)
Omnicell, Inc.
160,319
0.1
6,620
(1)(2)
Oncology Institute, Inc.
23,104
0.0
44,214
(2)
OPKO Health, Inc.
68,532
0.0
1,924
(2)
OptimizeRx Corp.
39,442
0.0
18,711
(2)
Option Care Health,
Inc.
519,417
0.2
9,465
(2)
OraSure Technologies,
Inc.
30,383
0.0
8,250
(2)
Organogenesis
Holdings, Inc.
34,815
0.0
5,874
(1)(2)
ORIC
Pharmaceuticals, Inc.
70,488
0.0
4,722
(2)
Orthofix Medical, Inc.
69,130
0.0
2,049
(2)
OrthoPediatrics Corp.
37,968
0.0
3,263
(1)(2)
Oruka Therapeutics,
Inc.
62,747
0.0
1,967
(1)(2)
Outset Medical, Inc.
27,774
0.0
8,873
(2)
Owens & Minor, Inc.
42,590
0.0
31,933
(1)(2)
Pacific Biosciences of
California, Inc.
40,874
0.0
5,347
(1)(2)
Pacira BioSciences,
Inc.
137,792
0.1
5,153
(2)
PACS Group, Inc.
70,751
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
857
(2)
Palvella Therapeutics,
Inc.
$ 53,725
0.0
9,638
(2)
Pediatrix Medical
Group, Inc.
161,436
0.1
3,977
(2)
Pennant Group, Inc.
100,300
0.0
8,166
(1)(2)
Performant Financial
Corp.
63,123
0.0
5,611
(2)
Personalis, Inc.
36,584
0.0
6,494
(2)
Perspective
Therapeutics, Inc.
22,274
0.0
4,927
(1)(2)
Phathom
Pharmaceuticals, Inc.
57,991
0.0
2,356  Phibro Animal Health
Corp. - Class A
95,324
0.0
6,385
(2)
Phreesia, Inc.
150,175
0.1
2,060
(2)
Praxis Precision
Medicines, Inc.
109,180
0.0
17,317
(1)(2)
Precigen, Inc.
56,973
0.0
9,387
Premier, Inc. - Class A
260,959
0.1
5,534
(2)
Prestige Consumer
Healthcare, Inc.
345,322
0.1
7,919
(1)(2)
Prime Medicine, Inc.
43,871
0.0
12,788
(2)
Privia Health Group,
Inc.
318,421
0.1
5,892
(1)(2)
PROCEPT
BioRobotics Corp.
210,285
0.1
7,718
(2)
Progyny, Inc.
166,091
0.1
6,573
(2)
Protagonist
Therapeutics, Inc.
436,644
0.1
4,764
(2)
Prothena Corp. PLC
46,497
0.0
8,729
(2)
PTC Therapeutics, Inc.
535,699
0.2
2,189
(1)(2)
Pulse Biosciences, Inc.
38,745
0.0
5,099
(2)
Puma Biotechnology,
Inc.
27,076
0.0
4,548
(1)(2)
Quanterix Corp.
24,696
0.0
17,351
(1)(2)
Quantum-Si, Inc.
24,465
0.0
7,639
(2)
QuidelOrtho Corp.
224,969
0.1
7,696
(2)
RadNet, Inc.
586,512
0.2
2,056
(2)
Rapport Therapeutics,
Inc.
61,063
0.0
39,090
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
190,759
0.1
5,472
(2)
REGENXBIO, Inc.
52,805
0.0
15,444
(2)
Relay Therapeutics,
Inc.
80,618
0.0
7,573
(2)
Replimune Group, Inc.
31,731
0.0
7,999
(2)
Rezolute, Inc.
75,191
0.0
5,906
(2)
Rhythm
Pharmaceuticals, Inc.
596,447
0.2
2,019
(2)
Rigel Pharmaceuticals,
Inc.
57,198
0.0
9,227
(2)
Rocket
Pharmaceuticals, Inc.
30,080
0.0
4,172
(2)
RxSight, Inc.
37,506
0.0
15,732
(1)(2)
Sana Biotechnology,
Inc.
55,849
0.0
825
(2)
SANUWAVE Health,
Inc.
30,921
0.0
13,827
(2)
Savara, Inc.
49,362
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
9,186
(1)(2)
Scholar Rock Holding
Corp.
$ 342,087
0.1
6,488
(1)(2)
Schrodinger, Inc./
United States
130,149
0.1
4,357
(2)
scPharmaceuticals,
Inc.
24,704
0.0
12,845  Select Medical
Holdings Corp.
164,930
0.1
10,502
(1)(2)
SELLAS Life Sciences
Group, Inc.
16,908
0.0
1,202
(1)(2)
Semler Scientific, Inc.
36,060
0.0
2,452
(2)
Septerna, Inc.
46,122
0.0
4,539
(1)(2)
SI-BONE, Inc.
66,814
0.0
5,025  SIGA Technologies,
Inc.
45,979
0.0
5,961
(2)
Sight Sciences, Inc.
20,506
0.0
1,818
(2)
Simulations Plus, Inc.
27,397
0.0
1,470
(1)(2)
Sionna Therapeutics,
Inc.
43,233
0.0
4,530
(2)
Soleno Therapeutics,
Inc.
306,228
0.1
6,885
(2)
Solid Biosciences, Inc.
42,480
0.0
5,849
(1)(2)
Spyre Therapeutics,
Inc.
98,029
0.0
5,635
(2)
STAAR Surgical Co.
151,412
0.1
36,532
(2)
Standard BioTools, Inc.
47,492
0.0
4,697
(1)(2)
Stoke Therapeutics,
Inc.
110,379
0.0
6,050
(2)
Supernus
Pharmaceuticals, Inc.
289,129
0.1
8,602
(1)(2)
Surgery Partners, Inc.
186,147
0.1
1,744
(2)
Surmodics, Inc.
52,128
0.0
9,651
(1)(2)
Syndax
Pharmaceuticals, Inc.
148,481
0.1
2,887
(2)
Tactile Systems
Technology, Inc.
39,956
0.0
14,160
(2)
Talkspace, Inc.
39,082
0.0
7,691
(2)
Tandem Diabetes
Care, Inc.
93,369
0.0
8,313
(1)(2)
Tango Therapeutics,
Inc.
69,829
0.0
4,387
(2)
Tarsus
Pharmaceuticals, Inc.
260,719
0.1
22,566
(1)(2)
Taysha Gene
Therapies, Inc.
73,791
0.0
1,188
(1)(2)
Tectonic Therapeutic,
Inc.
18,640
0.0
19,744
(2)
Teladoc Health, Inc.
152,621
0.1
8,523
(2)
Terns Pharmaceuticals,
Inc.
64,008
0.0
16,368
(1)(2)
TG Therapeutics, Inc.
591,294
0.2
4,639
(2)
Theravance
Biopharma, Inc.
67,729
0.0
5,257
(3)
Third Harmonic Bio,
Inc.
—
—
968
(1)(2)
Tonix Pharmaceuticals
Holding Corp.
23,387
0.0
1,996
(2)
Tourmaline Bio, Inc.
95,469
0.0
3,743
(1)(2)
TransMedics Group,
Inc.
419,965
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
9,881
(2)
Travere Therapeutics,
Inc.
$ 236,156
0.1
5,702
(2)
Treace Medical
Concepts, Inc.
38,260
0.0
9,469
(1)(2)
Trevi Therapeutics,
Inc.
86,641
0.0
479
(1)(2)
Tvardi Therapeutics,
Inc.
18,667
0.0
6,592
(2)
Twist Bioscience Corp.
185,499
0.1
2,748
(2)
Tyra Biosciences, Inc.
38,445
0.0
843
(1)(2)
UFP Technologies, Inc.
168,263
0.1
3,790
(1)(2)
Upstream Bio, Inc.
71,290
0.0
4,294
(2)
UroGen Pharma Ltd.
85,665
0.0
1,679  US Physical Therapy,
Inc.
142,631
0.1
6,430
(2)
Vanda
Pharmaceuticals, Inc.
32,086
0.0
4,624
(2)
Varex Imaging Corp.
57,338
0.0
12,875
(2)
Vaxcyte, Inc.
463,757
0.2
5,826
(2)
Vera Therapeutics, Inc.
169,304
0.1
8,721
(2)
Veracyte, Inc.
299,392
0.1
5,377
(1)(2)
Verastem, Inc.
47,479
0.0
5,607
(2)
Vericel Corp.
176,452
0.1
4,319
(2)
Viemed Healthcare,
Inc.
29,326
0.0
10,308
(2)
Vir Biotechnology, Inc.
58,859
0.0
7,790
(1)(2)
Viridian Therapeutics,
Inc.
168,108
0.1
5,859
(2)
Voyager Therapeutics,
Inc.
27,362
0.0
13,036
(1)(2)
WaVe Life Sciences
Ltd.
95,423
0.0
11,317
(2)
Waystar Holding Corp.
429,141
0.1
8,237
(2)
Xencor, Inc.
96,620
0.0
8,524
(2)
Xenon
Pharmaceuticals, Inc.
342,239
0.1
17,302
(1)(2)
Xeris Biopharma
Holdings, Inc.
140,838
0.1
1,120
(2)
XOMA Corp.
43,165
0.0
1,949
(1)(2)
Zenas Biopharma, Inc.
43,268
0.0
6,512
(2)
Zevra Therapeutics,
Inc.
61,929
0.0
3,258
(2)
Zimvie, Inc.
61,707
0.0
5,678
(2)
Zymeworks, Inc.
96,980
0.0
50,805,828
15.8
Industrials : 17.5%
14,631
(1)(2)
3D Systems Corp.
42,430
0.0
3,972
(2)
AAR Corp.
356,169
0.1
6,904
ABM Industries, Inc.
318,412
0.1
10,966
ACCO Brands Corp.
43,754
0.0
19,412
(2)
Acuren Corp.
258,374
0.1
18,920
(2)
ACV Auctions, Inc.
- Class A
187,497
0.1
4,060  Aebi Schmidt Holding
AG
50,628
0.0
3,582
(2)
AeroVironment, Inc.
1,127,936
0.4
4,113
(2)
AerSale Corp.
33,685
0.0
3,183
(1)(2)
AirJoule Technologies
Corp.
14,928
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
810
(2)
AIRO Group Holdings,
Inc.
$ 15,552
0.0
1,179
Alamo Group, Inc.
225,070
0.1
3,338  Albany International
Corp. - Class A
177,915
0.1
48,674
Alight, Inc. - Class A
158,677
0.1
1,661
(2)
Allegiant Travel Co.
100,939
0.0
1,730
Allient, Inc.
77,418
0.0
2,939  Alta Equipment Group,
Inc.
21,278
0.0
3,685
(2)
Ameresco, Inc. - Class
A
123,742
0.0
4,743
(2)
American
Superconductor Corp.
281,687
0.1
1,678
(2)
American Woodmark
Corp.
112,023
0.0
10,579
(2)
Amprius Technologies,
Inc.
111,291
0.0
2,402  Apogee Enterprises,
Inc.
104,655
0.0
2,578
ArcBest Corp.
180,125
0.1
61,595
(1)(2)
Archer Aviation, Inc.
- Class A
590,080
0.2
5,454
Arcosa, Inc.
511,094
0.2
1,491
Argan, Inc.
402,645
0.1
17,211
(1)(2)
Array Technologies,
Inc.
140,270
0.1
2,692
Astec Industries, Inc.
129,566
0.0
3,459
(2)
Astronics Corp.
157,765
0.1
3,251
(2)
Asure Software, Inc.
26,658
0.0
3,765
Atkore, Inc.
236,216
0.1
9,351  Atmus Filtration
Technologies, Inc.
421,637
0.1
3,313
AZZ, Inc.
361,548
0.1
2,840  Barrett Business
Services, Inc.
125,869
0.0
3,394
(1)(2)
BlackSky Technology,
Inc.
68,389
0.0
7,630
(2)
Blade Air Mobility, Inc.
38,608
0.0
24,018
(1)(2)
Bloom Energy Corp.
- Class A
2,031,202
0.6
3,569
(2)
Blue Bird Corp.
205,396
0.1
923
(2)
BlueLinx Holdings, Inc.
67,453
0.0
4,241
Boise Cascade Co.
327,914
0.1
1,743
(2)
Bowman Consulting
Group Ltd.
73,833
0.0
6,982
(2)
BrightView Holdings,
Inc.
93,559
0.0
4,737
Brink's Co.
553,566
0.2
2,891  Brookfield Business
Corp. - Class A
96,935
0.0
2,051
(1)(2)
Byrna Technologies,
Inc.
45,450
0.0
3,329
(1)
Cadre Holdings, Inc.
121,542
0.0
7,016
(2)
Casella Waste
Systems, Inc. - Class A
665,678
0.2
5,661
(1)(2)
CBIZ, Inc.
299,807
0.1
3,317
(2)
CECO Environmental
Corp.
169,830
0.1
6,970
(2)
Centuri Holdings, Inc.
147,555
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,068
(2)
Chart Industries, Inc.
$ 1,014,360
0.3
1,697
(2)
Cimpress PLC
106,979
0.0
3,315  Columbus McKinnon
Corp.
47,537
0.0
8,171
(1)(2)
Complete Solaria, Inc.
14,381
0.0
18,577
(2)
Conduent, Inc.
52,016
0.0
5,299
(1)(2)
Construction Partners,
Inc. - Class A
672,973
0.2
12,126
(2)
CoreCivic, Inc.
246,764
0.1
5,576
Costamare, Inc.
66,410
0.0
2,171  Covenant Logistics
Group, Inc.
47,024
0.0
753
CRA International, Inc.
157,023
0.1
3,144  CSG Systems
International, Inc.
202,411
0.1
1,810
CSW Industrials, Inc.
439,378
0.1
7,361
(2)
Custom Truck One
Source, Inc.
47,258
0.0
5,181
Deluxe Corp.
100,304
0.0
1,408
(2)
Distribution Solutions
Group, Inc.
42,353
0.0
2,793  Douglas Dynamics,
Inc.
87,309
0.0
7,102
(2)
Driven Brands
Holdings, Inc.
114,413
0.0
1,567
(2)
Ducommun, Inc.
150,636
0.1
1,476
(2)
DXP Enterprises, Inc.
175,747
0.1
3,154
(2)
Dycom Industries, Inc.
920,211
0.3
6,208
(2)
Energy Recovery, Inc.
95,727
0.0
6,069  Enerpac Tool Group
Corp.
248,829
0.1
4,349
EnerSys
491,263
0.2
3,320
Ennis, Inc.
60,690
0.0
18,410
(1)(2)
Enovix Corp.
183,548
0.1
2,381
EnPro Industries, Inc.
538,106
0.2
8,596
(2)
Enviri Corp.
109,083
0.0
28,308
(2)
Eos Energy
Enterprises, Inc.
322,428
0.1
2,936  ESCO Technologies,
Inc.
619,819
0.2
5,968
(2)
Eve Holding, Inc.
22,738
0.0
5,705
Exponent, Inc.
396,383
0.1
6,735
Federal Signal Corp.
801,398
0.3
9,247
(1)(2)
First Advantage Corp.
142,311
0.1
8,849
(2)
Fluence Energy, Inc.
95,569
0.0
18,383
(2)
Fluor Corp.
773,373
0.2
1,752
(2)
Forrester Research,
Inc.
18,571
0.0
2,435
(2)
Forward Air Corp.
62,433
0.0
1,476
(2)
Franklin Covey Co.
28,649
0.0
4,426  Franklin Electric Co.,
Inc.
421,355
0.1
12,405
(2)
Freyr Battery, Inc.
27,043
0.0
9,943
(1)(2)
Frontier Group
Holdings, Inc.
43,898
0.0
11,736
(1)
FTAI Infrastructure,
Inc.
51,169
0.0
4,023
GATX Corp.
703,220
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,291  Genco Shipping &
Trading Ltd.
$ 76,380
0.0
15,269
(2)
GEO Group, Inc.
312,862
0.1
3,334
(2)
Gibraltar Industries,
Inc.
209,375
0.1
1,828
Global Industrial Co.
67,033
0.0
2,655
Gorman-Rupp Co.
123,219
0.0
1,235
(2)
Graham Corp.
67,802
0.0
4,897  Granite Construction,
Inc.
536,956
0.2
8,158
(2)
Great Lakes Dredge &
Dock Corp.
97,814
0.0
3,488
Greenbrier Cos., Inc.
161,041
0.1
4,290
Griffon Corp.
326,684
0.1
8,312
(2)
Healthcare Services
Group, Inc.
139,891
0.1
5,498  Heartland Express,
Inc.
46,073
0.0
2,478  Heidrick & Struggles
International, Inc.
123,330
0.0
3,743  Helios Technologies,
Inc.
195,123
0.1
3,676
(1)
Herc Holdings, Inc.
428,842
0.1
13,422
(1)(2)
Hertz Global Holdings,
Inc.
91,270
0.0
8,092
Hillenbrand, Inc.
218,808
0.1
22,457
(2)
Hillman Solutions
Corp.
206,155
0.1
3,865
(1)
Himalaya Shipping Ltd.
31,809
0.0
5,067
HNI Corp.
237,389
0.1
6,700  Hub Group, Inc.
- Class A
230,748
0.1
4,821
(2)
Hudson Technologies,
Inc.
47,873
0.0
1,933
(2)
Huron Consulting
Group, Inc.
283,706
0.1
16,717
(1)(2)
Hyliion Holdings Corp.
32,933
0.0
1,445  Hyster-Yale Materials
Handling, Inc.
53,263
0.0
1,194
(2)
IBEX Holdings Ltd.
48,381
0.0
2,133
ICF International, Inc.
197,942
0.1
1,012
(1)(2)
IES Holdings, Inc.
402,422
0.1
3,455
(1)(2)
Innodata, Inc.
266,277
0.1
4,077
Insperity, Inc.
200,588
0.1
2,186
Insteel Industries, Inc.
83,811
0.0
6,764
Interface, Inc.
195,750
0.1
12,402
(1)(2)
Intuitive Machines, Inc.
130,469
0.0
15,492
(1)(2)
Janus International
Group, Inc.
152,906
0.1
10,194
(2)
JELD-WEN Holding,
Inc.
50,053
0.0
36,228
(1)(2)
JetBlue Airways Corp.
178,242
0.1
51,988
(1)(2)
Joby Aviation, Inc.
839,086
0.3
5,880  John Bean
Technologies Corp.
825,846
0.3
1,323
Kadant, Inc.
393,698
0.1
3,942  Kelly Services, Inc.
- Class A
51,719
0.0
8,425
(1)
Kennametal, Inc.
176,335
0.1
2,177
Kforce, Inc.
65,266
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,752
Korn Ferry
$ 402,525
0.1
18,633
(1)(2)
Kratos Defense &
Security Solutions, Inc.
1,702,497
0.5
4,133
(1)(2)
KULR Technology
Group, Inc.
17,193
0.0
1,312
(2)
L B Foster Co. - Class
A
35,358
0.0
12,538
(2)
Legalzoom.com, Inc.
130,144
0.0
1,193
(1)(2)
Limbach Holdings, Inc.
115,864
0.0
1,249
Lindsay Corp.
175,559
0.1
2,732
(2)
Liquidity Services, Inc.
74,939
0.0
3,141
LSI Industries, Inc.
74,159
0.0
3,436
Luxfer Holdings PLC
47,760
0.0
4,009
(2)
Manitowoc Co., Inc.
40,130
0.0
6,322
Marten Transport Ltd.
67,393
0.0
14,411
(2)
Masterbrand, Inc.
189,793
0.1
3,335
(2)
Matrix Service Co.
43,622
0.0
3,701
Matson, Inc.
364,882
0.1
3,612  Matthews International
Corp. - Class A
87,699
0.0
6,380
Maximus, Inc.
582,941
0.2
1,746
(2)
Mayville Engineering
Co., Inc.
24,025
0.0
2,763
McGrath RentCorp
324,100
0.1
5,868
(2)
Mercury Systems, Inc.
454,183
0.1
23,176
(1)(2)
Microvast Holdings,
Inc.
89,228
0.0
1,369
(1)
Miller Industries, Inc.
55,335
0.0
7,712
MillerKnoll, Inc.
136,811
0.1
3,716
(2)
Montrose
Environmental Group,
Inc.
102,041
0.0
3,147
Moog, Inc. - Class A
653,538
0.2
9,745
(2)
MRC Global, Inc.
140,523
0.1
17,536  Mueller Water
Products, Inc. - Class A
447,519
0.1
1,723
(2)
MYR Group, Inc.
358,436
0.1
3,407
(1)(2)
NANO Nuclear Energy,
Inc.
131,374
0.0
598  National Presto
Industries, Inc.
67,066
0.0
9,133
(2)
Newpark Resources,
Inc.
103,294
0.0
16,200
(1)(2)
Nextracker, Inc. - Class
A
1,198,638
0.4
1,213
(2)
Northwest Pipe Co.
64,204
0.0
11,906
(2)
NOW, Inc.
181,567
0.1
14,288
(1)(2)
NuScale Power Corp.
514,368
0.2
12,000
(2)
OPENLANE, Inc.
345,360
0.1
4,399
(2)
Orion Group Holdings,
Inc.
36,600
0.0
2,721
(1)(2)
Palladyne AI Corp.
23,373
0.0
2,511
Park Aerospace Corp.
51,074
0.0
1,240  Park-Ohio Holdings
Corp.
26,338
0.0
2,222
(2)
Perma-Fix
Environmental
Services, Inc.
22,442
0.0
19,655
(1)
Pitney Bowes, Inc.
224,264
0.1
25,461
(2)
Planet Labs PBC
330,484
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
121,180
(1)(2)
Plug Power, Inc.
$ 282,349
0.1
1,068
(1)
Powell Industries, Inc.
325,537
0.1
762
(2)
Power Solutions
International, Inc.
74,844
0.0
295
(1)
Preformed Line
Products Co.
57,864
0.0
6,119  Primoris Services
Corp.
840,322
0.3
3,055
(2)
Proficient Auto
Logistics, Inc.
21,049
0.0
2,720
(2)
Proto Labs, Inc.
136,082
0.1
3,467
Quad/Graphics, Inc.
21,703
0.0
5,404  Quanex Building
Products Corp.
76,845
0.0
5,038
(2)
Radiant Logistics, Inc.
29,724
0.0
5,075
(1)(2)
Redwire Corp.
45,624
0.0
15,513
(2)
Resideo Technologies,
Inc.
669,851
0.2
520
(1)(2)
Resolute Holdings
Management, Inc.
37,518
0.0
4,248  Resources Connection,
Inc.
21,452
0.0
5,491
REV Group, Inc.
311,175
0.1
7,394
(1)(2)
Richtech Robotics, Inc.
- Class B
31,720
0.0
7,636  Rush Enterprises, Inc.
- Class A
408,297
0.1
170  Rush Enterprises, Inc.
- Class B
9,761
0.0
18,184
(1)(2)
RXO, Inc.
279,670
0.1
7,791
(2)
Satellogic, Inc. - Class
A
25,555
0.0
19,116
(2)
Shoals Technologies
Group, Inc. - Class A
141,650
0.1
4,514
(2)
SkyWest, Inc.
454,199
0.1
3,077
(1)(2)
Spire Global, Inc.
33,816
0.0
5,398
(2)
SPX Technologies, Inc.
1,008,238
0.3
1,334  Standex International
Corp.
282,675
0.1
9,394  Steelcase, Inc. - Class
A
161,577
0.1
3,356
(1)(2)
Sterling Infrastructure,
Inc.
1,139,966
0.4
5,856
(1)(2)
Sun Country Airlines
Holdings, Inc.
69,159
0.0
23,612
(1)(2)
Sunrun, Inc.
408,252
0.1
2,718
Tecnoglass, Inc.
181,861
0.1
2,199
Tennant Co.
178,251
0.1
7,265
Terex Corp.
372,695
0.1
4,077
(2)
Thermon Group
Holdings, Inc.
108,937
0.0
5,672
(2)
Titan International, Inc.
42,880
0.0
2,587
(2)
Titan Machinery, Inc.
43,306
0.0
1,101
(1)(2)
Transcat, Inc.
80,593
0.0
3,356
TriNet Group, Inc.
224,483
0.1
9,091
Trinity Industries, Inc.
254,912
0.1
3,654
(2)
TrueBlue, Inc.
22,399
0.0
4,990
(2)
Tutor Perini Corp.
327,294
0.1
6,697
UFP Industries, Inc.
626,103
0.2
1,698
UniFirst Corp.
283,889
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
789
(1)
Universal Logistics
Holdings, Inc.
$ 18,494
0.0
14,020
(1)(2)
Upwork, Inc.
260,351
0.1
1,952
(2)
V2X, Inc.
113,392
0.0
18,215
(2)
Verra Mobility Corp.
449,911
0.1
12,933
Vestis Corp.
58,587
0.0
2,621
(2)
Vicor Corp.
130,316
0.0
1,256
(2)
Voyager Technologies,
Inc. - Class A
37,404
0.0
2,284
VSE Corp.
379,692
0.1
4,874
Wabash National Corp.
48,106
0.0
3,059  Watts Water
Technologies, Inc.
- Class A
854,318
0.3
6,383
(1)
Werner Enterprises,
Inc.
168,001
0.1
1,583
(2)
Willdan Group, Inc.
153,060
0.1
341
(1)
Willis Lease Finance
Corp.
46,748
0.0
4,210
(2)
WNS Holdings Ltd.
321,097
0.1
3,535  Worthington Industries,
Inc.
196,157
0.1
4,926
(1)(2)
Xometry, Inc. - Class A
268,319
0.1
16,807  Zurn Elkay Water
Solutions Corp.
790,433
0.3
56,509,616
17.5
Information Technology : 15.4%
15,226
(2)
8x8, Inc.
32,279
0.0
3,596
(2)
908 Devices, Inc.
31,501
0.0
8,610
A10 Networks, Inc.
156,271
0.1
11,901
(2)
ACI Worldwide, Inc.
628,016
0.2
5,680
(2)
ACM Research, Inc.
- Class A
222,258
0.1
12,381
Adeia, Inc.
208,001
0.1
8,673
(1)(2)
ADTRAN Holdings,
Inc.
81,353
0.0
4,231  Advanced Energy
Industries, Inc.
719,862
0.2
3,261
(1)(2)
Aehr Test Systems
98,189
0.0
1,233
(2)
Aeluma, Inc.
19,851
0.0
3,510
(2)
Aeva Technologies,
Inc.
50,895
0.0
2,920
(2)
Agilysys, Inc.
307,330
0.1
2,583
(1)(2)
Airship AI Holdings,
Inc.
13,354
0.0
5,327
(2)
Alarm.com Holdings,
Inc.
282,757
0.1
7,674
(1)(2)
Alkami Technology,
Inc.
190,622
0.1
2,869
(2)
Alpha & Omega
Semiconductor Ltd.
80,217
0.0
4,566
(2)
Ambarella, Inc.
376,786
0.1
10,290
(2)
Amplitude, Inc. - Class
A
110,309
0.0
4,407
(2)
Appian Corp. - Class A
134,722
0.0
23,917
(1)(2)
Applied Digital Corp.
548,656
0.2
6,102
(1)(2)
Applied
Optoelectronics, Inc.
158,225
0.1
11,176
(1)(2)
Arlo Technologies, Inc.
189,433
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,261
(2)
Arteris, Inc.
$ 32,936
0.0
9,965
(1)(2)
Asana, Inc. - Class A
133,132
0.0
4,892
(2)
ASGN, Inc.
231,636
0.1
3,896
(2)
Atomera, Inc.
17,220
0.0
15,005
(2)
AvePoint, Inc.
225,225
0.1
1,414
(2)
Aviat Networks, Inc.
32,423
0.0
3,589
(1)(2)
Axcelis Technologies,
Inc.
350,430
0.1
6,570
(2)
Backblaze, Inc. - Class
A
60,970
0.0
3,323
Badger Meter, Inc.
593,421
0.2
1,333  Bel Fuse, Inc. - Class
B
187,980
0.1
4,441
Belden, Inc.
534,119
0.2
4,106  Benchmark
Electronics, Inc.
158,286
0.1
32,681
(1)(2)
BigBear.ai Holdings,
Inc.
213,080
0.1
8,353
(2)
BigCommerce
Holdings, Inc.
41,681
0.0
34,422
(1)(2)
Bit Digital, Inc.
103,266
0.0
10,266
(1)(2)
Bitdeer Technologies
Group - Class A
175,446
0.1
320
(2)
BK Technologies Corp.
27,034
0.0
4,334
(2)
Blackbaud, Inc.
278,720
0.1
5,871
(2)
Blackline, Inc.
311,750
0.1
7,816
(2)
Blaize Holdings, Inc.
26,965
0.0
24,473
(2)
Blend Labs, Inc.
- Class A
89,326
0.0
15,873
(2)
Box, Inc. - Class A
512,222
0.2
8,607
(2)
Braze, Inc. - Class A
244,783
0.1
13,511
(1)(2)
C3.ai, Inc. - Class A
234,281
0.1
6,674
(2)
Calix, Inc.
409,583
0.1
4,721
(1)(2)
Cerence, Inc.
58,824
0.0
2,698
(1)(2)
CEVA, Inc.
71,254
0.0
29,964
(1)(2)
Cipher Mining, Inc.
377,247
0.1
31,252
(2)
Cleanspark, Inc.
453,154
0.1
9,504
(1)
Clear Secure, Inc.
- Class A
317,243
0.1
1,361
(2)
Clearfield, Inc.
46,791
0.0
27,977
(2)
Clearwater Analytics
Holdings, Inc. - Class A
504,146
0.2
452  Climb Global
Solutions, Inc.
60,948
0.0
5,248
(2)
Cohu, Inc.
106,692
0.0
23,964
(2)
CommScope Holding
Co., Inc.
370,963
0.1
5,035
(2)
CommVault Systems,
Inc.
950,507
0.3
4,994
(2)
CompoSecure, Inc.
- Class A
103,975
0.0
2,341
(2)
Consensus Cloud
Solutions, Inc.
68,755
0.0
31,439
(1)(2)
Core Scientific, Inc.
564,016
0.2
706
(1)(2)
CoreCard Corp.
19,005
0.0
5,311
(2)
Corsair Gaming, Inc.
47,374
0.0
16,548
(2)
Credo Technology
Group Holding Ltd.
2,409,554
0.8
4,301
(2)
CS Disco, Inc.
27,784
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,382
CTS Corp.
$ 135,077
0.0
145
(2)
Daily Journal Corp.
67,445
0.0
4,502
(1)(2)
Daktronics, Inc.
94,182
0.0
2,819
(2)
Diebold Nixdorf, Inc.
160,768
0.1
4,278
(2)
Digi International, Inc.
155,976
0.1
2,028
(1)(2)
Digimarc Corp.
19,814
0.0
11,659
(1)(2)
Digital Turbine, Inc.
74,618
0.0
7,241
(1)(2)
DigitalOcean Holdings,
Inc.
247,353
0.1
5,087
(2)
Diodes, Inc.
270,679
0.1
3,860
(2)
Domo, Inc. - Class B
61,142
0.0
34,606
(2)
D-Wave Quantum, Inc.
855,114
0.3
7,257
(1)(2)
Eastman Kodak Co.
46,517
0.0
2,981
ePlus, Inc.
211,681
0.1
2,710
(1)(2)
EverCommerce, Inc.
30,162
0.0
13,247
(2)
Evolv Technologies
Holdings, Inc.
100,015
0.0
7,951
(2)
Expensify, Inc. - Class
A
14,709
0.0
14,759
(2)
Extreme Networks, Inc.
304,773
0.1
4,055
(2)
Fabrinet
1,478,534
0.5
15,983
(2)
Fastly, Inc. - Class A
136,655
0.0
8,561
(1)(2)
Five9, Inc.
207,176
0.1
8,583
(2)
FormFactor, Inc.
312,593
0.1
851
(1)(2)
Frequency Electronics,
Inc.
28,857
0.0
22,760
(2)
Freshworks, Inc.
- Class A
267,885
0.1
7,803
(2)
Grid Dynamics
Holdings, Inc.
60,161
0.0
3,223
Hackett Group, Inc.
61,269
0.0
13,009
(2)
Harmonic, Inc.
132,432
0.0
10,644
(2)
Hut 8 Corp.
370,518
0.1
2,852
(1)(2)
I3 Verticals, Inc.
- Class A
92,576
0.0
3,943
(2)
Ichor Holdings Ltd.
69,081
0.0
3,093
Immersion Corp.
22,703
0.0
2,917
(2)
Impinj, Inc.
527,248
0.2
22,308
(1)(2)
indie Semiconductor,
Inc. - Class A
90,794
0.0
3,116
(2)
Insight Enterprises,
Inc.
353,386
0.1
6,215
(2)
Intapp, Inc.
254,193
0.1
2,922
(1)
InterDigital, Inc.
1,008,762
0.3
30,961
(1)(2)
IonQ, Inc.
1,904,101
0.6
5,087
(2)
Itron, Inc.
633,637
0.2
7,566
(2)
Jamf Holding Corp.
80,956
0.0
10,705
(2)
Kaltura, Inc.
15,415
0.0
2,769
(2)
Kimball Electronics,
Inc.
82,682
0.0
9,643
(2)
Knowles Corp.
224,778
0.1
17,578
(1)(2)
Kopin Corp.
42,715
0.0
5,750  Kulicke & Soffa
Industries, Inc.
233,680
0.1
1,793
(1)(2)
Life360, Inc.
190,596
0.1
7,287
(2)
LiveRamp Holdings,
Inc.
197,769
0.1
41,153
(1)(2)
Marathon Digital
Holdings, Inc.
751,454
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
9,156
(2)
MaxLinear, Inc.
$ 147,228
0.1
3,494
(2)
Mercurity Fintech
Holding, Inc.
85,882
0.0
3,815
(2)
MeridianLink, Inc.
76,033
0.0
3,930  Methode Electronics,
Inc.
29,671
0.0
28,547
(1)(2)
MicroVision, Inc.
35,398
0.0
26,357
(1)(2)
Mirion Technologies,
Inc.
613,064
0.2
5,361
(2)
Mitek Systems, Inc.
52,377
0.0
9,011
(2)
N-able, Inc.
70,286
0.0
3,940  Napco Security
Technologies, Inc.
169,223
0.1
15,445
(1)(2)
Navitas Semiconductor
Corp.
111,513
0.0
8,296
(2)
NCR Atleos Corp.
326,116
0.1
15,692
(2)
NCR Corp.
196,935
0.1
3,195
(2)
NETGEAR, Inc.
103,486
0.0
7,781
(2)
NetScout Systems,
Inc.
200,983
0.1
10,032
(1)(2)
NextNav, Inc.
143,458
0.1
5,478
(2)
nLight, Inc.
162,313
0.1
4,031
(2)
Novanta, Inc.
403,705
0.1
593
(1)
NVE Corp.
38,705
0.0
4,363
OneSpan, Inc.
69,328
0.0
3,330
(2)
Ooma, Inc.
39,927
0.0
1,812
(1)(2)
OSI Systems, Inc.
451,623
0.1
5,793
(2)
Ouster, Inc.
156,701
0.1
5,038
(2)
Pagaya Technologies
Ltd. - Class A
149,578
0.1
9,367
(2)
PagerDuty, Inc.
154,743
0.1
4,489
(1)(2)
PAR Technology Corp.
177,675
0.1
1,305
PC Connection, Inc.
80,897
0.0
3,807
(2)
PDF Solutions, Inc.
98,297
0.0
5,926
(2)
Penguin Solutions, Inc.
155,735
0.1
6,683
(2)
Photronics, Inc.
153,375
0.1
2,999
(2)
Plexus Corp.
433,925
0.1
9,174
(2)
Porch Group, Inc.
153,940
0.1
6,280  Power Integrations,
Inc.
252,519
0.1
14,478
(2)
Powerfleet, Inc. NJ
75,865
0.0
4,803  Progress Software
Corp.
210,996
0.1
5,126
(2)
PROS Holdings, Inc.
117,437
0.0
7,024
(2)
Q2 Holdings, Inc.
508,467
0.2
4,120
(2)
Qualys, Inc.
545,200
0.2
15,010
(1)(2)
Quantum Computing,
Inc.
276,334
0.1
12,126
(2)
Rambus, Inc.
1,263,529
0.4
7,429
(2)
Rapid7, Inc.
139,294
0.0
9,443
(1)(2)
Red Cat Holdings, Inc.
97,735
0.0
1,391
Red Violet, Inc.
72,680
0.0
16,277
(1)(2)
Rezolve AI PLC
81,059
0.0
11,737
(2)
Ribbon
Communications, Inc.
44,601
0.0
35,772
(1)(2)
Rigetti Computing, Inc.
1,065,648
0.3
6,277
(2)
Rimini Street, Inc.
29,376
0.0
38,666
(2)
Riot Platforms, Inc.
735,814
0.2
2,139
(2)
Rogers Corp.
172,104
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
5,899
(2)
Sanmina Corp.
$ 679,034
0.2
3,442  Sapiens International
Corp. NV
148,006
0.1
2,435
(2)
ScanSource, Inc.
107,116
0.0
5,196
(2)
SEMrush Holdings,
Inc. - Class A
36,788
0.0
9,786
(2)
Semtech Corp.
699,210
0.2
3,612
(2)
Silicon Laboratories,
Inc.
473,642
0.2
2,381
(2)
SiTime Corp.
717,419
0.2
3,053
(1)(2)
SkyWater Technology,
Inc.
56,969
0.0
41,136
(1)(2)
SoundHound AI, Inc.
- Class A
661,467
0.2
1,176
(2)
SoundThinking, Inc.
14,183
0.0
12,651
(2)
Sprinklr, Inc. - Class A
97,666
0.0
5,879
(2)
Sprout Social, Inc.
- Class A
75,957
0.0
4,297
(2)
SPS Commerce, Inc.
447,490
0.1
4,277
(2)
Synaptics, Inc.
292,290
0.1
6,531
(2)
Telos Corp.
44,672
0.0
13,330
(2)
Tenable Holdings, Inc.
388,703
0.1
31,505
(1)(2)
Terawulf, Inc.
359,787
0.1
1,988
(1)(2)
TSS, Inc.
36,003
0.0
11,397
(2)
TTM Technologies, Inc.
656,467
0.2
928
(2)
Tucows, Inc. - Class A
17,219
0.0
1,927
(2)
Turtle Beach Corp.
30,639
0.0
5,126
(2)
Ultra Clean Holdings,
Inc.
139,683
0.0
8,379
(2)
Unisys Corp.
32,678
0.0
12,438
(2)
Varonis Systems, Inc.
714,812
0.2
6,480
(1)(2)
Veeco Instruments,
Inc.
197,186
0.1
6,956
(2)
Verint Systems, Inc.
140,859
0.0
7,337
(1)(2)
Vertex, Inc. - Class A
181,884
0.1
2,003
(2)
Viant Technology, Inc.
- Class A
17,286
0.0
13,072
(2)
Viasat, Inc.
383,010
0.1
24,502
(2)
Viavi Solutions, Inc.
310,930
0.1
13,440
(1)
Vishay Intertechnology,
Inc.
205,632
0.1
1,562
(2)
Vishay Precision
Group, Inc.
50,062
0.0
6,491
(2)
VTEX - Class A
28,431
0.0
8,255
(1)(2)
Vuzix Corp.
25,838
0.0
6,607
(2)
Weave
Communications, Inc.
44,135
0.0
5,698
(2)
Workiva, Inc.
490,484
0.2
13,656
(1)
Xerox Holdings Corp.
51,347
0.0
5,292
(2)
Xperi, Inc.
34,292
0.0
12,258
(2)
Yext, Inc.
104,438
0.0
20,936
(2)
Zeta Global Holdings
Corp. - Class A
415,998
0.1
49,648,155
15.4
Materials : 4.2%
3,229
AdvanSix, Inc.
62,578
0.0
1,330
(1)(2)
Alpha Metallurgical
Resources, Inc.
218,240
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
9,671
(2)
American Battery
Technology Co.
$ 47,001
0.0
16,716  Ardagh Metal
Packaging SA
66,697
0.0
4,111
(2)
Arq, Inc.
29,435
0.0
8,355
(1)(2)
ASP Isotopes, Inc.
80,375
0.0
7,700
(1)(2)
Aspen Aerogels, Inc.
53,592
0.0
10,211
Avient Corp.
336,452
0.1
3,672
Balchem Corp.
551,020
0.2
6,053
Cabot Corp.
460,331
0.2
2,045  Caledonia Mining
Corp. PLC
74,049
0.0
5,902
(2)
Century Aluminum Co.
173,283
0.1
16,974
Chemours Co.
268,868
0.1
1,899
(2)
Clearwater Paper
Corp.
39,423
0.0
71,961
(2)
Coeur Mining, Inc.
1,349,988
0.4
12,602  Commercial Metals
Co.
721,843
0.2
4,142
(2)
Compass Minerals
International, Inc.
79,526
0.0
16,019
(2)
Constellium SE
238,363
0.1
1,053
(2)
Contango ORE, Inc.
26,251
0.0
3,507
(1)(2)
Critical Metals Corp.
21,814
0.0
10,923
(2)
Dakota Gold Corp.
49,700
0.0
12,544
(2)
Ecovyst, Inc.
109,885
0.0
14,470
Ferroglobe PLC
65,839
0.0
1,558
(1)(2)
Flotek Industries, Inc.
22,747
0.0
3,382
Greif, Inc. - Class A
202,108
0.1
2,207
Hawkins, Inc.
403,263
0.1
6,110
HB Fuller Co.
362,201
0.1
67,446
Hecla Mining Co.
816,097
0.3
1,550
(1)(2)
Idaho Strategic
Resources, Inc.
52,374
0.0
4,113
(2)
Ingevity Corp.
226,996
0.1
2,829
Innospec, Inc.
218,286
0.1
1,348
(2)
Intrepid Potash, Inc.
41,222
0.0
9,947
(1)(2)
Ivanhoe Electric, Inc.
/ US
124,835
0.1
1,869
Kaiser Aluminum Corp.
144,212
0.1
6,462
(2)
Knife River Corp.
496,734
0.2
2,411
Koppers Holdings, Inc.
67,508
0.0
3,893
(2)
Lifezone Metals Ltd.
21,334
0.0
6,478
(2)
LSB Industries, Inc.
51,047
0.0
3,865
(2)
Magnera Corp.
45,298
0.0
2,320
Materion Corp.
280,279
0.1
6,179
Mativ Holdings, Inc.
69,884
0.0
7,214
(2)
Metals Acquisition Ltd.
- Class A
88,083
0.0
3,646  Minerals Technologies,
Inc.
226,490
0.1
4,510
Myers Industries, Inc.
76,399
0.0
7,565
(2)
NioCorp Developments
Ltd.
50,534
0.0
32,841
(2)
Novagold Resources,
Inc.
289,001
0.1
17,211
(2)
O-I Glass, Inc.
223,227
0.1
1,234
Olympic Steel, Inc.
37,575
0.0
6,909
Orion SA
52,370
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
15,797
(2)
Perimeter Solutions,
Inc.
$ 353,695
0.1
8,104
(2)
Perpetua Resources
Corp.
163,944
0.1
14,744
(1)(2)
PureCycle
Technologies, Inc.
193,884
0.1
1,591
(1)
Quaker Chemical
Corp.
209,614
0.1
3,312  Ramaco Resources,
Inc. - Class A
109,925
0.0
5,513
(2)
Ranpak Holdings Corp.
30,983
0.0
7,921
(2)
Rayonier Advanced
Materials, Inc.
57,190
0.0
3,223
(1)
Ryerson Holding Corp.
73,678
0.0
4,758  Sensient Technologies
Corp.
446,538
0.1
2,801
(2)
Solesence, Inc.
9,019
0.0
23,081
(2)
SSR Mining, Inc.
563,638
0.2
2,524
Stepan Co.
120,395
0.0
9,926
SunCoke Energy, Inc.
80,996
0.0
3,897
Sylvamo Corp.
172,325
0.1
4,392
(1)(2)
TimkenSteel Corp.
72,600
0.0
3,093
Titan America SA
46,209
0.0
3,686
(2)
Tredegar Corp.
29,599
0.0
3,709
TriMas Corp.
143,316
0.1
4,421
Trinseo PLC
10,389
0.0
13,617
Tronox Holdings PLC
54,740
0.0
10,641
(1)(2)
United States
Antimony Corp.
65,974
0.0
1,256  United States Lime &
Minerals, Inc.
165,227
0.1
1,294
(2)
US Gold Corp.
21,325
0.0
5,885
(1)
Warrior Met Coal, Inc.
374,521
0.1
3,743
Worthington Steel, Inc.
113,750
0.0
13,498,131
4.2
Real Estate : 5.7%
14,664
(1)
Acadia Realty Trust
295,480
0.1
8,883  Alexander & Baldwin,
Inc.
161,582
0.1
265
(1)
Alexander's, Inc.
62,140
0.0
6,186  American Assets Trust,
Inc.
125,699
0.0
18,141  American Healthcare
REIT, Inc.
762,103
0.2
12,837
(2)
Anywhere Real Estate,
Inc.
135,944
0.1
15,419  Apartment Investment
and Management Co.
- Class A
122,273
0.0
24,269
(1)
Apple Hospitality REIT,
Inc.
291,471
0.1
9,306  Armada Hoffler
Properties, Inc.
65,235
0.0
7,544  Braemar Hotels &
Resorts, Inc.
20,595
0.0
20,326
(1)
Brandywine Realty
Trust
84,759
0.0
20,918  Broadstone Net Lease,
Inc.
373,805
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
23,927
CareTrust REIT, Inc.
$ 829,788
0.3
2,163  CBL & Associates
Properties, Inc.
66,145
0.0
2,033
Centerspace
119,744
0.0
6,110  Chatham Lodging
Trust
40,998
0.0
5,290
City Office REIT, Inc.
36,818
0.0
3,285  Community Healthcare
Trust, Inc.
50,260
0.0
51,679
(2)
Compass, Inc. - Class
A
414,982
0.1
12,618  COPT Defense
Properties
366,679
0.1
3,649  CTO Realty Growth,
Inc.
59,479
0.0
11,128
(1)
Curbline Properties
Corp.
248,154
0.1
25,722
(2)
Cushman & Wakefield
PLC
409,494
0.1
22,940  DiamondRock
Hospitality Co.
182,602
0.1
26,224  Diversified Healthcare
Trust
115,648
0.0
8,368
(2)
Douglas Elliman, Inc.
23,932
0.0
18,123
(1)
Douglas Emmett, Inc.
282,175
0.1
4,658  Easterly Government
Properties, Inc.
106,808
0.0
9,796
Elme Communities
165,161
0.1
16,521  Empire State Realty
Trust, Inc. - Class A
126,551
0.0
22,288  Essential Properties
Realty Trust, Inc.
663,291
0.2
9,068
(1)
eXp World Holdings,
Inc.
96,665
0.0
5,575
(1)
Farmland Partners,
Inc.
60,656
0.0
2,500
(2)
Forestar Group, Inc.
66,475
0.0
11,238
(1)
Four Corners Property
Trust, Inc.
274,207
0.1
2,015
(2)
FRP Holdings, Inc.
49,085
0.0
6,244
Getty Realty Corp.
167,527
0.1
5,227  Gladstone Commercial
Corp.
64,397
0.0
4,700
(1)
Gladstone Land Corp.
43,052
0.0
1,590
(1)
Global Medical REIT,
Inc.
53,599
0.0
22,434
Global Net Lease, Inc.
182,388
0.1
37,286
(2)
Hudson Pacific
Properties, Inc.
102,909
0.0
25,300
(1)
Independence Realty
Trust, Inc.
414,667
0.1
6,820  Industrial Logistics
Properties Trust
39,761
0.0
3,152  Innovative Industrial
Properties, Inc.
168,884
0.1
8,956  InvenTrust Properties
Corp.
256,321
0.1
7,284
(1)
JBG SMITH Properties
162,069
0.1
14,493
(1)
Kennedy-Wilson
Holdings, Inc.
120,582
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
24,618  Kite Realty Group
Trust
$ 548,981
0.2
31,757
(1)
L.P. Industrial Trust
284,543
0.1
5,302
LTC Properties, Inc.
195,432
0.1
28,614
Macerich Co.
520,775
0.2
3,037  Marcus & Millichap,
Inc.
89,136
0.0
5,154  National Health
Investors, Inc.
409,743
0.1
1,875  NET Lease Office
Properties
55,612
0.0
9,519
(1)
NetSTREIT Corp.
171,913
0.1
15,297  Newmark Group, Inc.
- Class A
285,289
0.1
3,833  NexPoint Diversified
Real Estate Trust
14,144
0.0
2,799  NexPoint Residential
Trust, Inc.
90,184
0.0
2,680  One Liberty Properties,
Inc.
59,282
0.0
15,488
Outfront Media, Inc.
283,740
0.1
21,201
(2)
Paramount Group, Inc.
138,655
0.1
4,651
Peakstone Realty Trust
61,021
0.0
13,055
(1)
Pebblebrook Hotel
Trust
148,696
0.1
13,891  Phillips Edison & Co.,
Inc.
476,878
0.2
14,870  Piedmont Office Realty
Trust, Inc. - Class A
133,830
0.0
4,876  Plymouth Industrial
REIT, Inc.
108,881
0.0
8,791
PotlatchDeltic Corp.
358,233
0.1
2,271
(2)
RE/MAX Holdings, Inc.
- Class A
21,416
0.0
12,637
(2)
Real Brokerage, Inc.
52,823
0.0
16,878
(1)
RLJ Lodging Trust
121,522
0.0
1,963  RMR Group, Inc.
- Class A
30,878
0.0
6,651  Ryman Hospitality
Properties, Inc.
595,863
0.2
26,752  Sabra Health Care
REIT, Inc.
498,657
0.2
7,021
Safehold, Inc.
108,755
0.0
1,884
Saul Centers, Inc.
60,043
0.0
18,746  Service Properties
Trust
50,802
0.0
6,563
(1)
Sila Realty Trust, Inc.
164,731
0.1
5,511
SITE Centers Corp.
49,654
0.0
8,054
SL Green Realty Corp.
481,710
0.2
3,238  Smartstop Self Storage
REIT, Inc.
121,878
0.0
4,373
St Joe Co.
216,376
0.1
930
(2)
Stratus Properties, Inc.
19,679
0.0
13,140  Summit Hotel
Properties, Inc.
72,139
0.0
21,090  Sunstone Hotel
Investors, Inc.
197,613
0.1
12,545  Tanger Factory Outlet
Centers, Inc.
424,523
0.1
3,069
(2)
Tejon Ranch Co.
49,043
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
11,524
(1)
Terreno Realty Corp.
$ 653,987
0.2
9,426
UMH Properties, Inc.
139,976
0.1
1,801  Universal Health
Realty Income Trust
70,545
0.0
14,184
Urban Edge Properties
290,346
0.1
9,933
Veris Residential, Inc.
150,982
0.1
6,366
Whitestone REIT
78,174
0.0
11,247  Xenia Hotels &
Resorts, Inc.
154,309
0.1
18,444,431
5.7
Utilities : 3.2%
6,392
ALLETE, Inc.
424,429
0.1
4,285  American States Water
Co.
314,176
0.1
8,964
Avista Corp.
338,929
0.1
7,981
Black Hills Corp.
491,550
0.1
13,628  Brookfield
Infrastructure Corp.
- Class A
560,383
0.2
6,606
(2)
Cadiz, Inc.
31,180
0.0
6,610  California Water
Service Group
303,333
0.1
2,657  Chesapeake Utilities
Corp.
357,871
0.1
1,940
(1)
Consolidated Water
Co. Ltd.
68,443
0.0
2,519  Genie Energy Ltd.
- Class B
37,659
0.0
3,609
(1)(2)
Hallador Energy Co.
70,628
0.0
19,743
(2)
Hawaiian Electric
Industries, Inc.
217,963
0.1
4,168
MGE Energy, Inc.
350,862
0.1
2,168
Middlesex Water Co.
117,332
0.0
8,102
(2)
Montauk Renewables,
Inc.
16,285
0.0
11,131  New Jersey Resources
Corp.
535,958
0.2
4,781  Northwest Natural
Holding Co.
214,810
0.1
6,910
NorthWestern Corp.
404,995
0.1
12,167
(1)(2)
Oklo, Inc.
1,358,202
0.4
6,678
ONE Gas, Inc.
540,517
0.2
6,908  Ormat Technologies,
Inc.
664,895
0.2
4,368
(1)
Otter Tail Corp.
358,045
0.1
10,539
PNM Resources, Inc.
595,981
0.2
12,197  Portland General
Electric Co.
536,668
0.2
2,810
(2)
Pure Cycle Corp.
31,107
0.0
1,439
RGC Resources, Inc.
32,291
0.0
3,502
SJW Group
170,547
0.1
7,337  Southwest Gas
Holdings, Inc.
574,781
0.2
6,360
Spire, Inc.
518,467
0.2
2,154
Unitil Corp.
103,091
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
2,123
(1)
York Water Co.
$ 64,582
0.0
10,405,960
3.2
Total Common Stock
(Cost $150,894,463)
317,879,553
98.7
RIGHTS : 0.0%
Consumer Staples : —%
390
(3)(4)
GTX, Inc.
—
—
Health Care : 0.0%
4,590
(3)(4)
Aduro Biotech - CVR
—
—
14,198
(3)(4)
Chinook Therapeutics,
Inc. CVR
5,537
0.0
2,194
(3)(4)
Omniab, Inc. - 12.5
Earnout Shares
—
—
2,194
(3)(4)
Omniab, Inc. - 15
Earnout Shares
—
—
5,537
0.0
Total Rights
(Cost $800)
5,537
0.0
WARRANTS : 0.0%
Health Care : 0.0%
376
Pulse Biosciences, Inc.
2,745
0.0
Total Warrants
(Cost $—)
2,745
0.0
Total Long-Term
Investments
(Cost $150,895,263)
317,887,835
98.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 19.5%
Certificates of Deposits : 3.5%
900,000
(5)
Bank of America N.A.,
4.540
%,
02/09/2026 900,862
0.3
900,000  Barclays Bank PLC,
4.694
%,
10/21/2025 900,125
0.3
900,000  Canadian Imperial
Bank of Commerce,
4.502
%,
11/12/2025 900,282
0.3
900,000
(5)(6)
Deutsche Bank AG/
New York NY,
4.719
%,
(SOFRRATE +
0.390%),
11/21/2025 900,268
0.3
900,000
(5)
DZ Bank AG,
4.540
%,
02/13/2026 900,131
0.3
550,000
(5)
HSBC BANK USA
N.A.,
4.700
%,
10/16/2025 550,050
0.1
900,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.390
%,
01/21/2026 900,909
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposits (continued)
900,000
(5)
Mitsubishi UFJ Trust
& Banking Corp.,
4.350
%,
03/04/2026 $ 900,932
0.3
850,000
(5)
Mizuho Bank Ltd.,
4.570
%,
03/03/2026 850,162
0.2
900,000
(5)
Oversea Chinese
Banking Corp. Ltd.,
4.340
%,
03/30/2026 899,999
0.2
900,000
(5)(6)
Standard Chartered
Bank,
4.541
%,
(SOFRRATE +
0.260%),
02/06/2026 900,002
0.3
900,000
(5)
Sumitomo Mitsui
Banking Corp.,
4.350
%,
03/06/2026 900,167
0.3
900,000
(5)
Toronto-Dominion
Bank,
4.560
%,
02/19/2026 900,904
0.3
Total Certificates of
Deposits
(Cost $11,304,793)
11,304,793
3.5
Commercial Paper : 3.2%
900,000
(5)
Commonwealth Bank
of Australia,
4.530
%,
02/25/2026 900,040
0.3
900,000  DNB Bank ASA,
4.540
%,
12/09/2025 900,424
0.3
900,000
(5)
Federation Des
Caisses,
4.420
%,
10/23/2025 897,619
0.3
900,000
(5)
ING (US) FUNDING
LLC,
4.540
%,
11/10/2025 900,088
0.3
500,000  LLoyds Bank PLC,
4.570
%,
12/17/2025 500,092
0.1
900,000
(5)
National Australia
Bank Ltd.,
4.320
%,
03/06/2026 900,031
0.3
900,000
(5)
National Bank of
Canada,
4.650
%,
02/04/2026 900,459
0.3
900,000  Skandinaviska
Enskilda Banken AB,
4.570
%,
12/11/2025 900,137
0.3
900,000
(5)
Sumitomo Mitsui Trust
Bank Ltd.,
4.410
%,
10/03/2025 899,697
0.3
900,000
(5)
Svenska
Handelsbanken AB,
4.320
%,
03/23/2026 900,971
0.3
850,000  Swedbank AB,
4.580
%,
12/10/2025 850,485
0.2
900,000
(5)
TotalEnergies Capital
S.A.,
4.380
%,
01/20/2026 888,750
0.2
Total Commercial
Paper
(Cost $10,338,793)
10,338,793
3.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 11.4%
5,412,123
(5)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2025, 4.270%,
due 10/01/2025
(Repurchase
Amount $5,412,756,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.980%-
5.140%, Market Value
plus accrued interest
$5,520,365, due
10/01/27-09/01/55)
$ 5,412,123
1.7
13,136,787
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$13,138,302,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$13,399,683, due
08/27/27-09/01/55)
13,136,787
4.1
1,482,213
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $1,482,384,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$1,511,857, due
08/01/32-06/01/64)
1,482,213
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
554,705
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $554,769,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $565,799, due
07/15/26-08/15/54)
$ 554,705
0.2
1,045,088
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $1,045,208,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market Value
plus accrued interest
$1,065,990, due
12/31/31-05/31/32)
1,045,088
0.3
1,444,898
(5)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $1,445,064,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market Value
plus accrued interest
$1,473,796, due
11/18/25-08/15/55)
1,444,898
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
465,055
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $465,108,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $474,356, due
10/23/25-08/15/55)
$ 465,055
0.1
13,231,773
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase Amount
$13,233,328,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$13,471,650, due
10/15/26-02/15/54)
13,231,773
4.1
Total Repurchase
Agreements
(Cost $36,772,642)
36,772,642
11.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.4%
4,520,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $4,520,000) $ 4,520,000 1.4
Total Short-Term
Investments
(Cost $62,936,228)
62,936,228
19.5
Total Investments in
Securities
(Cost $213,831,491) $ 380,824,063 118.2
Liabilities in Excess
of Other Assets (58,767,686) (18.2)
Net Assets $ 322,056,377 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $43,134 or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(7)
Rate shown is the 7-day yield as of September 30, 2025.
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 17.6%
Industrials 17.5
Health Care 15.8
Information Technology 15.4
Consumer Discretionary 9.7
Real Estate 5.7
Energy 4.8
Materials 4.2
Utilities 3.2
Communication Services 2.8
Consumer Staples 2.0
Short-Term Investments 19.5
Liabilities in Excess of Other Assets (18.2)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 8,872,591 $ — $ — $ 8,872,591
Consumer Discretionary 31,261,467 — — 31,261,467
Consumer Staples 6,345,820 — — 6,345,820
Energy 15,371,925 — — 15,371,925
Financials 56,715,629 — — 56,715,629
Health Care 50,768,231 — 37,597 50,805,828
Industrials 56,509,616 — — 56,509,616
Information Technology 49,648,155 — — 49,648,155
Materials 13,498,131 — — 13,498,131
Real Estate 18,444,431 — — 18,444,431
Utilities 10,405,960 — — 10,405,960
Total Common Stock 317,841,956 — 37,597 317,879,553
Rights — — 5,537 5,537
Warrants — 2,745 — 2,745
Short-Term Investments 4,520,000 58,416,228 — 62,936,228
Total Investments, at fair value $ 322,361,956 $ 58,418,973 $ 43,134 $ 380,824,063
Other Financial Instruments+
Futures 92,637 — — 92,637
Total Assets $ 322,454,593 $ 58,418,973 $ 43,134 $ 380,916,700
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
Cartesian Therapeutics, Inc. CVR 12/12/2023 — 5,592
Chinook Therapeutics, Inc. CVR 8/14/2023 — 5,537
GTX, Inc. 6/10/2019 800 —
Inhibrx, Inc. CVR 5/31/2024 — 32,005
Omniab, Inc. - 12.5 Earnout Shares 11/2/2022 — —
Omniab, Inc. - 15 Earnout Shares 11/2/2022 — —
$ 800 $ 43,134
At September 30, 2025, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 55 12/19/25 $ 6,752,625 $ 92,637
$ 6,752,625 $ 92,637

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 183,476,128
Gross Unrealized Depreciation (16,483,557)
Net Unrealized Appreciation $ 166,992,571